UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2010

Date of reporting period:	4/30/2010

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.7%
COMMON STOCKS 39.8%
Aerospace & Defense 1.5%
612	AAR Corp.(a)	$14,921
1,520	Boeing Co. (The)	110,094
2,700	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	65,016
7,837	General Dynamics Corp.	598,433
1,890	Goodrich Corp.	140,200
2,731	Hexcel Corp.(a)	44,242
2,000	Lockheed Martin Corp.	169,780
460	Moog, Inc. (Class A Stock)(a)	17,098
4,100	Northrop Grumman Corp.	278,103
325	Teledyne Technologies, Inc.(a)	14,170
350	TransDigm Group, Inc.	19,345
286	Triumph Group, Inc.	22,182
5,530	United Technologies Corp.	414,473

		1,908,057

Air Freight & Logistics 0.3%
4,195	FedEx Corp.	377,592

Apparel
975	Carter’s, Inc.(a)	31,414

Auto Components
1,800	Johnson Controls, Inc.	60,462

Auto Parts & Equipment
1,706	ArvinMeritor, Inc.(a)	26,136
775	Tenneco, Inc.(a)	19,972

		46,108

Automobiles
1,700	Harley-Davidson, Inc.	57,511

Automotive Parts 0.1%
2,580	American Axle & Manufacturing Holdings, Inc.(a)	27,761
675	Autoliv, Inc.(a)	36,956

		64,717

Beverages 0.5%
3,270	Coca-Cola Co. (The)	174,781
590	Dr. Pepper Snapple Group, Inc.	19,311
2,220	Heineken NV (Netherlands)	103,514
1,300	Molson Coors Brewing Co. (Class B Stock)	57,668
3,628	PepsiCo, Inc.	236,618

		591,892

Biotechnology 0.3%
1,360	Alexion Pharmaceuticals, Inc.(a)	74,637
1,900	Amgen, Inc.(a)	108,984
85	Bio-Rad Laboratories, Inc. (Class A Stock)(a)	9,494
1,000	Genzyme Corp.(a)	53,240
3,900	Gilead Sciences, Inc.(a)	154,713
852	Seattle Genetics, Inc.(a)	10,735

		411,803

Business Services 0.5%
865	ICON PLC, ADR (Ireland)(a)	25,232
2,538	MasterCard, Inc. (Class A Stock)	629,526

		654,758

Capital Markets 0.5%
2,950	Apollo Investment Corp.	35,872
2,325	Ares Capital Corp.	36,874
1,925	Fifth Street Finance Corp.	24,544
2,966	Goldman Sachs Group, Inc. (The)	430,663
3,500	MF Global Holdings Ltd.(a)	32,270
1,800	Morgan Stanley	54,396
1,400	State Street Corp.	60,900

		675,519

Chemicals 1.7%
967	Air Products & Chemicals, Inc.	74,246
720	Albemarle Corp.	32,875
1,700	Celanese Corp. (Class A Stock)	54,383
17,342	Dow Chemical Co. (The)	534,654
2,400	Ecolab, Inc.	117,216
3,357	Huntsman Corp.	38,303
850	Kraton Performance Polymers, Inc.(a)	16,116
1,550	Potash Corp. of Saskatchewan, Inc. (Canada)	171,275
5,093	PPG Industries, Inc.	358,395
6,233	Praxair, Inc.	522,139
1,269	Scotts Miracle-Gro Co. (The) (Class A Stock)	61,483
1,075	Sensient Technologies Corp.	33,895
920	Sherwin-Williams Co. (The)	71,824
676	Valspar Corp. (The)	21,172

		2,107,976

Commercial Banks 1.8%
2,025	Associated Banc-Corp.	29,423
800	Danvers Bancorp, Inc.	13,080
6,326	Fifth Third Bancorp	94,321
1,030	FirstMerit Corp.	24,205
1,289	Northern Trust Corp.	70,869
10,271	PNC Financial Services Group, Inc.	690,314
525	Prosperity Bancshares, Inc.	20,590
6,700	Regions Financial Corp.	59,228
300	Territorial Bancorp, Inc.	5,694

624	Trustmark Corp.	15,276
285	UMB Financial Corp.	12,004
470	United Bankshares, Inc.	13,649
600	United Financial Bancorp, Inc.	8,388
38,142	Wells Fargo & Co.	1,262,882

		2,319,923

Commercial Services 0.5%
801	Coinstar, Inc.(a)	35,532
1,200	Corrections Corp. of America(a)	24,864
1,795	GEO Group, Inc. (The)(a)	38,018
846	Pharmaceutical Product Development, Inc.	23,265
865	Sotheby’s	28,891
980	SuccessFactors, Inc.(a)	20,512
4,838	Visa, Inc. (Class A Stock)	436,533
2,205	Waste Connections, Inc.(a)	78,917

		686,532

Computer Hardware 1.1%
5,237	Apple, Inc.(a)	1,367,485
2,810	Dell, Inc.(a)	45,466
755	Radiant Systems, Inc.(a)	10,623

		1,423,574

Computer Services & Software 1.2%
5,618	Accenture PLC (Class A Stock)(Ireland)	245,170
3,240	Autodesk, Inc.(a)	110,192
19,450	EMC Corp.(a)	369,745
588	Global Payments, Inc.	25,172
1,341	Google, Inc. (Class A Stock)(a)	704,615
1,403	Informatica Corp.(a)	35,089
1,625	Netezza Corp.(a)	22,246
872	Riverbed Technology, Inc.(a)	27,023
420	salesforce.com, Inc.(a)	35,952

		1,575,204

Computers & Peripherals 0.8%
1,280	Cognizant Technology Solutions Corp. (Class A Stock)(a)	65,510
9,069	Hewlett-Packard Co.	471,316
3,630	International Business Machines Corp.	468,270
975	QLogic Corp.(a)	18,886

		1,023,982

Construction
367	Meritage Homes Corp.(a)	8,728
275	URS Corp.(a)	14,121

		22,849

Construction & Engineering
675	MYR Group, Inc.(a)	12,103

Consumer Finance 0.1%
1,600	Capital One Financial Corp.	69,456
1,100	First Cash Financial Services, Inc.(a)	24,266

		93,722

Consumer Products & Services 0.2%
2,860	Avon Products, Inc.	92,464
1,780	Procter & Gamble Co. (The)	110,645
1,280	Ritchie Bros. Auctioneers, Inc. (Canada)	29,952
370	Snap-on, Inc.	17,827
434	Toro Co. (The)	24,712
1,009	Vitamin Shoppe, Inc.(a)	25,043

		300,643

Containers & Packaging 0.1%
1,650	Packaging Corp. of America	40,805
750	Silgan Holdings, Inc.	45,247

		86,052

Distribution/Wholesale
253	Watsco, Inc.	14,983

Diversified Consumer Services
900	Regis Corp.	17,208

Diversified Financial Services 2.0%
1,370	Affiliated Managers Group, Inc.(a)	115,327
5,363	American Express Co.	247,341
36,257	Bank of America Corp.	646,462
1,630	Charles Schwab Corp. (The)	31,443
36,553	Citigroup, Inc.(a)	159,737
290	CME Group, Inc.	95,239
830	IntercontinentalExchange, Inc.(a)	96,803
26,273	JPMorgan Chase & Co.	1,118,704
600	optionsXpress Holdings, Inc.(a)	10,650

		2,521,706

Diversified Telecommunication Services 0.5%
10,919	AT&T, Inc.	284,549
3,000	CenturyTel, Inc.	102,330
7,678	Verizon Communications, Inc.	221,818

		608,697

Education
590	DeVry, Inc.	36,810

Electric Utilities 0.6%
6,700	Edison International	230,279
5,400	Exelon Corp.	235,386
2,000	FPL Group, Inc.	104,100
3,200	Public Service Enterprise Group, Inc.	102,816

2,056	Southern Co.	71,055

		743,636

Electrical Equipment 0.1%
350	A.O. Smith Corp.	18,070
1,200	Emerson Electric Co.	62,676

		80,746

Electronic Components 0.2%
658	Checkpoint Systems, Inc.(a)	14,864
1,398	Coherent, Inc.(a)	52,523
1,143	DTS, Inc.(a)	37,993
675	FLIR Systems, Inc.(a)	20,648
2,727	GrafTech International Ltd.(a)	45,977
1,311	Universal Electronics, Inc.(a)	27,820

		199,825

Electronic Equipment & Instruments 0.2%
318	Itron, Inc.(a)	25,316
7,875	Tyco Electronics Ltd. (Switzerland)	252,945

		278,261

Energy - Alternate Sources
200	First Solar, Inc.(a)	28,710

Energy Equipment & Services 0.5%
1,600	Diamond Offshore Drilling, Inc.	126,560
11,938	Halliburton Co.	365,900
650	Oil States International, Inc.(a)	31,401
1,135	Unit Corp.(a)	54,219

		578,080

Entertainment & Leisure 0.2%
915	Bally Technologies, Inc.(a)	42,200
3,109	Carnival Corp. (Panama)	129,645
1,040	Hasbro, Inc.	39,894
597	Life Time Fitness, Inc.(a)	21,946
1,210	Royal Caribbean Cruises Ltd. (Liberia)(a)	43,367
3,092	Shuffle Master, Inc.(a)	29,683

		306,735

Environmental Control 0.1%
4,154	Waste Management, Inc.	144,061

Exchange Traded Fund 0.1%
1,700	iShares Russell 2000 Value Index Fund	115,923

Farming & Agriculture 0.1%
1,850	Monsanto Co.	116,661

Financial - Bank & Trust 0.2%
1,271	Astoria Financial Corp.	20,514
425	Bank of Hawaii Corp.	22,474
1,720	Bank of New York Mellon Corp. (The)	53,544
2,410	Broadpoint Gleacher Securities, Inc.(a)	10,315
10,959	KeyCorp	98,850

		205,697

Financial Services 0.5%
425	Eaton Vance Corp.	14,977
1,670	First Commonwealth Financial Corp.	10,939
630	Franklin Resources, Inc.	72,853
500	Jefferies Group, Inc.	13,610
900	Raymond James Financial, Inc.	27,576
20,155	U.S. Bancorp	539,549

		679,504

Food & Staples Retailing 0.5%
3,600	CVS Caremark Corp.	132,948
7,700	Safeway, Inc.	181,720
5,058	Wal-Mart Stores, Inc.	271,362

		586,030

Food Products 0.1%
4,200	ConAgra Foods, Inc.	102,774

Foods 0.3%
1,597	Kellogg Co.	87,739
4,890	Nestle SA (Switzerland)	239,272

		327,011

Hand/Machine Tools
400	Stanley Black & Decker, Inc.	24,860

Healthcare Equipment & Supplies 0.2%
765	Cutera, Inc.(a)	8,843
982	MEDNAX, Inc.(a)	53,951
3,460	Medtronic, Inc.	151,168
600	Teleflex, Inc.	36,792
1,515	Thoratec Corp.(a)	67,554

		318,308

Healthcare Products 0.1%
1,929	Covidien PLC (Ireland)	92,573
350	West Pharmaceutical Services, Inc.	14,647

		107,220

Healthcare Providers & Services 0.3%
2,900	Cardinal Health, Inc.	100,601
973	Centene Corp.(a)	22,282

1,500	CIGNA Corp.	48,090
2,506	Lincare Holdings, Inc.(a)	117,005
2,940	Patterson Cos., Inc.	94,050

		382,028

Healthcare Services 0.2%
663	Amedisys, Inc.(a)	38,176
594	AMERIGROUP Corp.(a)	21,527
200	Covance, Inc.(a)	11,428
815	Genoptix, Inc.(a)	31,532
697	Healthways, Inc.(a)	11,354
661	Psychiatric Solutions, Inc.(a)	21,264
1,934	UnitedHealth Group, Inc.	58,619

		193,900

Hotels & Motels 0.2%
437	Choice Hotels International, Inc.	15,867
1,430	Marriott International, Inc. (Class A Stock)	52,567
2,601	Wynn Resorts Ltd.	229,512

		297,946

Hotels, Restaurants & Leisure 1.0%
1,525	BJ’s Restaurants, Inc.(a)	36,798
3,250	International Game Technology	68,510
3,710	Las Vegas Sands Corp.(a)	92,231
14,398	McDonald’s Corp.	1,016,355

		1,213,894

Household Durables 0.1%
1,700	Fortune Brands, Inc.	89,114

Household Products 0.1%
420	Church & Dwight Co., Inc.	29,085
1,700	Kimberly-Clark Corp.	104,142

		133,227

Household/Personal Care 0.1%
800	Colgate-Palmolive Co.	67,280

Industrial Conglomerates 0.3%
1,960	3M Co.	173,793
4,613	Tyco International Ltd. (Switzerland)	178,938

		352,731

Insurance 1.5%
1,240	Aflac, Inc.	63,190
7,400	Allstate Corp. (The)	241,758
775	Aspen Insurance Holdings Ltd. (Bermuda)	20,910
1,850	Assured Guaranty Ltd. (Bermuda)	39,867
5,050	Conseco, Inc.(a)	29,795
607	Delphi Financial Group, Inc. (Class A Stock)	16,693

6,200	Genworth Financial, Inc. (Class A Stock)(a)	102,424
1,200	Hanover Insurance Group, Inc. (The)	54,060
1,262	HCC Insurance Holdings, Inc.	34,314
8,563	Lincoln National Corp.	261,942
1,500	Loews Corp.	55,860
2,200	Marsh & McLennan Cos., Inc.	53,284
12,752	MetLife, Inc.	581,236
1,395	MGIC Investment Corp.(a)	14,550
891	Protective Life Corp.	21,446
300	Reinsurance Group of America, Inc.	15,489
488	State Auto Financial Corp.	8,730
475	Tower Group, Inc.	10,954
3,957	Travelers Cos., Inc. (The)	200,778
454	United Fire & Casualty Co.	10,383
1,500	Unum Group	36,705
5,300	XL Capital Ltd. (Class A Stock)(Cayman Islands)	94,340

		1,968,708

Internet & Catalog Retail 0.6%
3,620	Amazon.com, Inc.(a)	496,157
876	priceline.com, Inc.(a)	229,556

		725,713

Internet Services 0.1%
588	Digital River, Inc.(a)	16,429
1,242	Monster Worldwide, Inc.(a)	21,648
3,674	TIBCO Software, Inc.(a)	41,883

		79,960

Internet Software & Services 0.6%
565	Baidu, Inc., ADR (Cayman Islands)(a)	389,455
11,936	Oracle Corp.	308,426
4,120	VeriSign, Inc.(a)	112,352

		810,233

IT Services 0.1%
650	CACI International, Inc. (Class A Stock)(a)	30,830
1,200	Nice Systems Ltd., ADR (Israel)(a)	38,172
1,965	SRA International, Inc. (Class A Stock)(a)	45,352

		114,354

Life Science Tools & Services 0.2%
4,378	Thermo Fisher Scientific, Inc.(a)	242,016

Machinery 0.7%
1,825	Actuant Corp. (Class A Stock)	41,847
865	Bucyrus International, Inc.	54,504
1,599	Caterpillar, Inc.	108,876
2,670	Cummins, Inc.	192,854
310	Flowserve Corp.	35,520
450	Kaydon Corp.	18,734
450	Lincoln Electric Holdings, Inc.	26,973

250	Nordson Corp.	17,955
6,140	PACCAR, Inc.	285,633
490	Regal-Beloit Corp.	31,002
440	Rockwell Automation, Inc.	26,717
350	Valmont Industries, Inc.	29,151

		869,766

Manufacturing 0.5%
4,363	Danaher Corp.	367,714
10,872	General Electric Co.	205,046
516	Harsco Corp.	15,975
1,410	Honeywell International, Inc.	66,933

		655,668

Media 1.1%
3,500	CBS Corp. (Class B Stock)	56,735
8,300	Comcast Corp. (Special Class A Stock)	156,455
8,528	DIRECTV (Class A Stock)(a)	308,969
3,130	Discovery Communications, Inc. (Class A Stock)(a)	121,131
2,360	News Corp. (Class A Stock)	36,391
1,750	Regal Entertainment Group (Class A Stock)	29,890
1,360	Time Warner Cable, Inc.	76,500
4,800	Time Warner, Inc.	158,784
13,138	Walt Disney Co. (The)	484,004
650	Wiley, (John) & Sons, Inc. (Class A Stock)	27,476

		1,456,335

Medical Supplies & Equipment 0.1%
981	Baxter International, Inc.	46,323
384	Quality Systems, Inc.	24,580
1,530	St. Jude Medical, Inc.(a)	62,454
608	Vital Images, Inc.(a)	9,594

		142,951

Metals & Mining 1.0%
1,600	BHP Billiton Ltd., ADR (Australia)	116,464
6,509	BHP Billiton PLC, ADR (United Kingdom)	397,049
2,620	Freeport-McMoRan Copper & Gold, Inc.	197,889
950	Northwest Pipe Co.(a)	22,914
1,200	Nucor Corp.	54,384
2,514	Peabody Energy Corp.	117,454
1,260	Precision Castparts Corp.	161,708
890	Teck Resources Ltd. (Class B Stock)(Canada)(a)	34,906
1,275	Thompson Creek Metals Co., Inc. (Canada)(a)	16,345
683	Timken Co.	24,028
1,637	Titanium Metals Corp.(a)	25,243
1,920	United States Steel Corp.	104,947

		1,273,331

Multi-Line Retail 0.1%
4,300	JC Penney Co., Inc.	125,431

Multi-Utilities 0.1%
1,300	Dominion Resources, Inc.	54,340
600	Wisconsin Energy Corp.	31,506

		85,846

Office Electronics 0.1%
10,000	Xerox Corp.	109,000

Office Equipment
318	School Specialty, Inc.(a)	7,460

Oil, Gas & Consumable Fuels 3.4%
4,232	Anadarko Petroleum Corp.	263,061
4,356	Apache Corp.	443,267
1,372	Brigham Exploration Co.(a)	26,768
475	Cabot Oil & Gas Corp.	17,162
4,400	Chesapeake Energy Corp.	104,720
5,107	Chevron Corp.	415,914
600	Concho Resources, Inc.(a)	34,092
10,833	ConocoPhillips	641,205
182	Core Laboratories NV (Netherlands)	27,280
4,073	EOG Resources, Inc.	456,665
3,832	Exxon Mobil Corp.	260,001
3,521	Hess Corp.	223,759
804	Lufkin Industries, Inc.	68,444
4,800	Marathon Oil Corp.	154,320
2,980	Occidental Petroleum Corp.	264,207
250	ONEOK, Inc.	12,285
1,475	Resolute Energy Corp.(a)	19,735
4,900	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	297,332
2,970	Schlumberger Ltd. (Netherlands)	212,117
387	South Jersey Industries, Inc.	17,458
1,200	Southwestern Energy Co.(a)	47,616
604	Swift Energy Co.(a)	21,853
2,433	Transocean Ltd. (Switzerland)(a)	176,271
3,000	Valero Energy Corp.	62,370
451	WGL Holdings, Inc.	16,119
355	Whiting Petroleum Corp.(a)	32,067

		4,316,088

Paper & Forest Products
1,300	Louisiana-Pacific Corp.(a)	15,288

Pharmaceuticals 2.2%
6,251	Abbott Laboratories	319,801
1,990	Allergan, Inc.	126,743
1,782	American Medical Systems Holdings, Inc.(a)	31,934
1,045	BioMarin Pharmaceutical, Inc.(a)	24,422
5,100	Bristol-Myers Squibb Co.	128,979
1,600	Celgene Corp.(a)	99,120
532	Cubist Pharmaceuticals, Inc.(a)	11,927
7,100	Eli Lilly & Co.	248,287
1,340	Express Scripts, Inc.(a)	134,174
380	Herbalife Ltd. (Cayman Islands)	18,335

7,058	Johnson & Johnson	453,829
1,620	Mead Johnson Nutrition Co.	83,608
13,108	Merck & Co., Inc.	459,304
629	Onyx Pharmaceuticals, Inc.(a)	18,159
26,412	Pfizer, Inc.	441,609
582	Regeneron Pharmaceuticals, Inc.(a)	14,859
263	Salix Pharmaceuticals Ltd.(a)	10,573
2,170	Teva Pharmaceutical Industries Ltd., ADR (Israel)	127,444
886	Vivus, Inc.(a)	9,028

		2,762,135

Professional Services
958	Duff & Phelps Corp. (Class A Stock)	15,041
875	Towers Watson & Co. (Class A Stock)	42,000

		57,041

Real Estate Investment Trusts 0.5%
8,800	Annaly Capital Management, Inc.	149,160
1,276	AvalonBay Communities, Inc.	132,755
838	Boston Properties, Inc.	66,085
2,945	DiamondRock Hospitality Co.(a)	32,366
655	First Potomac Realty Trust	10,624
750	Government Properties Income Trust	20,333
1,175	LaSalle Hotel Properties	30,961
1,443	Medical Properties Trust, Inc.	14,502
1,021	Redwood Trust, Inc.	17,030
600	Simon Property Group, Inc.	53,412
1,184	Vornado Realty Trust	98,710

		625,938

Retail & Merchandising 1.2%
4,957	Best Buy Co., Inc.	226,039
546	Brinker International, Inc.	10,112
1,960	Cash America International, Inc.	72,638
1,372	Chico’s FAS, Inc.	20,429
930	Darden Restaurants, Inc.	41,618
1,851	Genesco, Inc.(a)	61,620
2,200	Kohl’s Corp.(a)	120,978
900	Lowe’s Cos., Inc.	24,408
2,757	Nordstrom, Inc.	113,947
693	Sonic Corp.(a)	8,115
7,877	Staples, Inc.	185,346
5,350	Target Corp.	304,254
2,322	Tiffany & Co.	112,571
4,001	TJX Cos., Inc.	185,406
2,990	Walgreen Co.	105,098

		1,592,579

Road & Rail
795	Landstar System, Inc.	35,155

Savings & Loan
2,312	Northwest Bancshares, Inc.	28,877

Semiconductors 0.7%
1,920	Broadcom Corp. (Class A Stock)	66,221
976	Cree, Inc.(a)	71,453
2,053	FormFactor, Inc.(a)	30,815
9,549	Intel Corp.	218,004
667	International Rectifier Corp.(a)	15,354
2,450	Microchip Technology, Inc.	71,564
4,133	ON Semiconductor Corp.(a)	32,816
728	OYO Geospace Corp.(a)	36,182
1,365	Rovi Corp.(a)	53,208
230	Rubicon Technology, Inc.(a)	6,256
147	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	56,301
525	Silicon Laboratories, Inc.(a)	25,384
1,975	Skyworks Solutions, Inc.(a)	33,259
1,563	Teradyne, Inc.(a)	19,115
4,350	TriQuint Semiconductor, Inc.(a)	32,799
1,250	Varian Semiconductor Equipment Associates, Inc.(a)	41,175
541	Veeco Instruments, Inc.(a)	23,799

		833,705

Software 0.9%
2,120	Adobe Systems, Inc.(a)	71,211
913	ANSYS, Inc.(a)	41,085
9,164	CA, Inc.	209,031
1,857	Eclipsys Corp.(a)	38,403
2,620	Intuit, Inc.(a)	94,739
1,138	MedAssets, Inc.(a)	25,980
1,080	MICROS Systems, Inc.(a)	40,133
18,414	Microsoft Corp.	562,364
825	Sybase, Inc.(a)	35,788
600	Tyler Technologies, Inc.(a)	10,224

		1,128,958

Specialty Retail 0.4%
2,114	Aaron’s, Inc.	47,713
4,400	Gap, Inc. (The)	108,812
1,075	Gymboree Corp.(a)	52,815
5,452	Home Depot, Inc. (The)	192,183
5,370	Limited Brands, Inc.	143,916

		545,439

Telecommunications 1.3%
6,326	American Tower Corp. (Class A Stock)(a)	258,164
1,685	Arris Group, Inc.(a)	20,709
33,446	Cisco Systems, Inc.(a)	900,366
7,313	Corning, Inc.	140,775
1,972	Crown Castle International Corp.(a)	74,640
1,478	EMS Technologies, Inc.(a)	23,485
6,483	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)	74,555

529	GeoEye, Inc.(a)	15,077
1,690	Juniper Networks, Inc.(a)	48,013
910	QUALCOMM, Inc.	35,253
3,199	Rogers Communications, Inc. (Class B Stock)(Canada)	113,916
275	SBA Communications Corp. (Class A Stock)(a)	9,727

		1,714,680

Textiles, Apparel & Luxury Goods 0.8%
1,525	Hanesbrands, Inc.(a)	43,417
1,700	Jones Apparel Group, Inc.	36,992
9,488	NIKE, Inc. (Class B Stock)	720,234
1,569	Phillips-Van Heusen Corp.	98,863
866	Polo Ralph Lauren Corp.	77,853
398	Steven Madden Ltd.(a)	23,068
1,125	Wolverine World Wide, Inc.	34,436

		1,034,863

Thrifts & Mortgage Finance
1,750	Washington Federal, Inc.	35,997

Tobacco Products 0.3%
5,400	Altria Group, Inc.	114,426
4,560	Philip Morris International, Inc.	223,805

		338,231

Trading Companies & Distributors
1,100	WESCO International, Inc.(a)	44,682

Transportation 0.9%
1,030	CSX Corp.	57,732
3,668	Norfolk Southern Corp.	217,622
9,909	Union Pacific Corp.	749,715
1,770	United Parcel Service, Inc. (Class B Stock)	122,378

		1,147,447

Utilities 0.2%
4,476	American Electric Power Co., Inc.	153,527
2,398	PG&E Corp.	105,032

		258,559

Wireless Telecommunication Services 0.2%
2,150	Syniverse Holdings, Inc.(a)	43,172

8,000	Vodafone Group PLC, ADR (United Kingdom)	177,600

		220,772

	TOTAL COMMON STOCKS (cost $39,106,787)	50,809,165

PREFERRED STOCK 0.1%
Commercial Banks
2,650	Wells Fargo & Co., Series J, 8.00% (cost $50,782)	72,610

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 1.8%
			Asset Backed Funding Certificates,
			Series 2004-OPT5, Class A1
AAA(c)		$305	0.613%(b), 06/25/34	242,583
			Magnolia Funding Ltd.,
			Series 2010-1A, Class A1, 144A(e)
NR	EUR	485	3.00%, 04/20/17	641,931
			Merrill Lynch Mortgage Investors, Inc.,
			Series 2006-RM5, Class A2A
Ca		90	0.323%(b), 10/25/37	25,199
			Morgan Stanley ABS Capital I,
			Series 2006-HE7, Class A2A
Aaa		6	0.313%(b), 09/25/36	5,943
			SLM Student Loan Trust,
			Series 2008-9, Class A
Aaa		1,325	1.816%(b), 04/25/23	1,374,612
			Soundview Home Equity Loan Trust,
			Series 2006-NLC1, Class A1, 144A
Caa2		69	0.323%(b), 11/25/36	43,422
			Structured Asset Securities Corp.,
			Series 2006-BC3, Class A2
Aaa		46	0.313%(b), 10/25/36	45,708

			TOTAL ASSET-BACKED SECURITIES (cost $2,487,358)	2,379,398

BANK LOANS(b)(e) 1.3%
			Chrysler Financial, Term B
Caa		688	4.23%, 08/03/12	687,461
			TXU Corp., Term B3
B1		1,261	3.75%, 10/10/14	1,025,533
B1		10	3.79%, 10/10/14	7,950

			TOTAL BANK LOANS (cost $1,879,866)	1,720,944

CORPORATE BONDS 20.8%
Automobile Manufacturers 0.2%
			Daimler Finance North America LLC, Gtd. Notes, MTN
A3		200	5.75%, 09/08/11	210,943

Capital Markets 1.0%
			Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
A1	AUD	1,500	5.08%(b), 04/12/16	1,283,656

Commercial Banks 0.9%
			ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa2		1,000	6.20%, 07/19/13	1,102,560

Diversified Financial Services 1.7%
			Citigroup, Inc., Sr. Unsec’d. Notes
A3		1,500	5.50%, 04/11/13	1,584,029
			Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
B1		500	7.00%, 10/01/13	515,941
			General Electric Capital Corp., Sub. Notes, 144A
Aa3	GBP	100	6.50%(b), 09/15/67	141,683

				2,241,653

Financial - Bank & Trust 5.8%
			Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom)
Aa3		100	3.875%, 11/10/14	99,934
			Barclays Bank PLC,
			Sub. Notes, 144A (United Kingdom)
Baa1		1,600	6.05%, 12/04/17	1,667,374
Baa1		800	10.179%, 06/12/21	1,044,328
			Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)
Aa3		2,000	4.875%, 05/20/13	2,147,052
			ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
Aaa		100	3.90%, 03/19/14	105,918
			Lloyds TSB Bank PLC (United Kingdom),
			Bank Gtd. Notes, 144A
Aa3		700	4.375%, 01/12/15	695,104
			Jr. Sub. Notes, 144A
Ba1		800	12.00%(b), 12/29/49	925,397
			UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3		700	1.352%(b), 02/23/12	704,446

				7,389,553

Financial Services 1.0%
			Lehman Brothers Holdings, Inc.,
			Sr. Unsec’d. Notes, MTN(d)
NR		500	5.625%, 01/24/13	111,250
NR		400	6.875%, 05/02/18	89,000
			Merrill Lynch & Co., Inc., Notes, MTN
A2		1,000	6.875%, 04/25/18	1,076,962

				1,277,212

Healthcare Providers & Services 0.4%
			Cardinal Health, Inc., Sr. Unsec’d. Notes
Baa3		500	6.00%, 06/15/17	541,043

Hotels & Motels 0.8%
			Marriott International, Inc., Sr. Unsec’d. Notes
Baa3		1,000	6.375%, 06/15/17	1,059,697

Insurance 1.1%
		American International Group, Inc.,
		Sr. Unsec’d. Notes
A3	800	8.25%, 08/15/18	853,525
		Sr. Unsec’d. Notes, MTN
A3	600	5.85%, 01/16/18	558,512

			1,412,037

IT Services 0.4%
		Electronic Data Systems LLC, Sr. Unsec’d. Notes
A2	500	6.00%, 08/01/13	560,934

Lodging 0.6%
		Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A
Baa2	700	5.75%, 08/15/15	720,440

Medical Supplies & Equipment 0.4%
		HCA, Inc., Sec’d. Notes
B2	500	9.25%, 11/15/16	540,625

Metals & Mining 0.9%
		Spectra Energy Capital LLC, Gtd. Notes
Baa2	1,000	6.20%, 04/15/18	1,097,166

Oil, Gas & Consumable Fuels 0.8%
		Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg)
Baa1	700	9.25%, 04/23/19	834,680
		Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)
Ba1	198	5.265%, 06/15/11	196,281

			1,030,961

Real Estate 0.6%
		WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A
A2	700	6.75%, 09/02/19	784,197

Telecommunications 1.6%
		Embarq Corp., Sr. Unsec’d. Notes
Baa3	900	6.738%, 06/01/13	976,258
		Qwest Corp., Sr. Unsec’d. Notes
Ba1	1,000	7.625%, 06/15/15	1,102,500

			2,078,758

Transportation 1.7%
		Con-Way, Inc., Sr. Unsec’d. Notes
Baa3	2,000	7.25%, 01/15/18	2,143,962

Utilities 0.9%
		Illinois Power Co., Sr. Sec’d. Notes
Baa1	1,000	6.25%, 04/01/18	1,097,092

			TOTAL CORPORATE BONDS (cost $25,475,055)	26,572,489

FOREIGN GOVERNMENT BONDS 2.2%
			Bundesschatzanweisungen, Bonds (Germany)
AAA(c)	EUR	1,300	1.00%, 03/16/12	1,738,330
			Canadian Government, Notes (Canada)
Aaa	CAD	200	1.50%, 03/01/12	195,442
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Baa3	BRL	1,300	12.50%, 01/05/22	860,995

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,692,146)	2,794,767

MUNICIPAL BONDS 2.3%
California 0.9%
			California State Public Works Board Lease Revenue, Revenue Bonds
Aa3		400	7.804%, 03/01/35	421,072
			Los Angeles Unified School District, General Obligation Bonds
Aa2		700	4.50%, 07/01/25	702,086

				1,123,158

Illinois 1.2%
			Chicago Transit Authority, Series A, Revenue Bonds
Aa3		200	6.899%, 12/01/40	223,322
			Chicago Transit Authority, Series B, Revenue Bonds
Aa3		300	6.899%, 12/01/40	339,105
			State of Illinois, General Obligation Bonds
Aa3		1,000	2.766%, 01/01/12	1,012,070

				1,574,497

Texas 0.2%
			Dallas County Hospital District, General Obligation Bonds
AAA(c)		300	6.171%, 08/15/34	306,057

			TOTAL MUNICIPAL BONDS (cost $2,818,737)	3,003,712

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
			American Home Mortgage Assets,
			Series 2006-1, Class 2A1
Ba2		337	0.453%(b), 05/25/46	195,625
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2005-4, Class 23A2
Aa3		175	2.952%(b), 05/25/35	138,595
			Series 2007-3, Class 1A1
CCC(c)		171	5.378%(b), 05/25/47	133,162
			Countrywide Alternative Loan Trust,
			Series 2006-OA9, Class 2A1A
Caa3		364	0.466%(b), 07/20/46	158,630
			Fannie Mae,
			Series 1992-146, Class PZ
Aaa		17	8.00%, 08/25/22	19,294

		FHLMC Structured Pass-Through Securities,
		Series T-61, Class 1A1
Aaa	517	1.863%(b), 07/25/44	509,979
		Freddie Mac,
		Series 41, Class F
Aaa	67	10.00%, 05/15/20	74,443
		Series 2801, Class EH
Aaa	70	4.50%, 11/15/16	70,727
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(c)	241	2.948%(b), 09/25/35	235,191
		Series 2006-OA1, Class 2A2
Caa1	780	0.523%(b), 08/25/46	171,147
		Harborview Mortgage Loan Trust,
		Series 2006-12, Class 2A11
Aa1	42	0.346%(b), 01/19/38	41,523
		Homebanc Mortgage Trust,
		Series 2006-1, Class 4A1
Ba1	699	5.798%(b), 04/25/37	558,025
		Vendee Mortgage Trust,
		Series 2000-1, Class 1A
NR	121	6.809%(b), 01/15/30	131,552
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	595	0.803%(b), 12/25/27	535,412
		Series 2006-AR15, Class 2A
A1	357	3.286%(b), 11/25/46	249,756
		Series 2007-OA2, Class 1A
B3	353	1.163%(b), 03/25/47	212,353

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,988,402)	3,435,414

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 13.5%
		Federal Home Loan Mortgage Corp.
	9	3.168%(b), 08/01/23	9,174
	307	3.644%(b), 03/01/36	318,688
	1,000	5.00%, TBA	1,032,031
	1,187	5.50%, 01/01/38-03/01/38	1,255,465
	109	6.00%, 09/01/22	118,359
		Federal National Mortgage Assoc.
	1,978	4.00%, 08/01/39-12/01/39	1,936,135
	55	4.115%(b), 05/01/36	56,488
	687	4.287%(b), 06/01/35	717,097
	4,950	4.50%, 06/01/39-03/01/40	4,995,471
	62	5.00%, 06/01/23	65,155
	2,517	5.50%, 09/01/33-08/01/37	2,664,818
	2,647	6.00%, 09/01/36-12/01/37	2,817,709
	240	6.50%, 01/01/16-09/01/36	260,212
	77	7.50%, 01/01/32	87,414
		Government National Mortgage Assoc.
	6	3.625%(b), 09/20/22	5,754
	41	4.50%, 08/15/33-09/15/33	41,953
	732	6.00%, 12/15/37-04/15/38	786,793

54	8.50%, 02/20/30-06/15/30	62,490

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $16,911,921)	17,231,206

U.S. TREASURY OBLIGATIONS 10.2%
	U.S. Treasury Bonds
200	3.50%, 02/15/39	167,094
400	4.25%, 05/15/39	381,938
300	4.375%, 02/15/38-11/15/39	292,984
500	4.50%, 08/15/39	497,500
300	6.25%, 08/15/23	366,937
700	8.125%, 05/15/21(f)	971,359
400	8.75%, 08/15/20	571,938
200	8.875%, 02/15/19	282,438
	U.S. Treasury Inflationary Indexed Bonds, TIPS
100	1.375%, 01/15/20	101,127
	U.S. Treasury Notes
700	1.00%, 10/31/11	702,953
319	1.00%, 07/31/11(f)	320,720
1,900	2.50%, 04/30/15	1,906,973
200	3.125%, 04/30/17	200,125
1,800	3.25%, 12/31/16(f)	1,822,079
700	3.25%, 03/31/17	706,562
3,000	3.625%, 02/15/20	2,991,093
700	4.625%, 02/15/40(f)	711,047

	TOTAL U.S. TREASURY OBLIGATIONS (cost $12,957,359)	12,994,867

	TOTAL LONG-TERM INVESTMENTS (cost $108,368,413)	121,014,572

SHORT-TERM INVESTMENTS 6.5%

Notional Amount (000)#
OPTION PURCHASED(a)(i)
Call Option
	IBM,
1,100	expiring 05/22/10, Strike Price $130.00	1,452

	(cost $3,992)

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.2%
4,045,337	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,045,337)(k)	4,045,337

Principal Amount (000)#
REPURCHASE AGREEMENT(g) 3.3%
$4,200	Deutsche Bank securities, Inc., 0.20%, dated 04/30/10, due 05/03/10 in the amount of $4,200,070. (cost $4,200,000)		4,200,000

	TOTAL SHORT-TERM INVESTMENTS (cost $8,249,329)		8,246,789

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(h)—101.2% (cost $116,617,742)(j)		129,261,361

Notional Amount (000)#
OPTIONS WRITTEN(a)(i)
Call Options
	10 Year U.S. Treasury Note Futures,
600	expiring 05/21/10, Strike Price $118.00		(3,656)
5,100	expiring 05/21/10, Strike Price $119.00		(12,750)
	Dow Jones CDX NA IG 5 Year Options,
1,400	expiring 06/16/10, Strike Price $0.80	Deutsche Bank	(2,485)
	Interest Rate Swap Options,
1,100	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(3,989)
1,100	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	(5,277)
1,300	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(10,880)
1,000	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(8,369)

			(47,406)

Put Options
	10 Year U.S. Treasury Note Futures,
4,500	expiring 05/21/10, Strike Price $114.00		(1,406)
2,100	expiring 05/21/10, Strike Price $115.00		(984)
	5 Year Euro-Bobl Futures,
36,000	expiring 09/10/10, Strike Price $97.38		(6,525)
	Dow Jones CDX NA IG 5 Year Options,
1,400	expiring 06/16/10, Strike Price $1.30	Deutsche Bank	(354)
	Interest Rate Swap Options,
1,100	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	(360)
1,000	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(4,260)
1,300	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(5,538)
2,000	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Citigroup Global Markets	(4,415)
1,100	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(2,429)

1,200	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(930)

			(27,201)

	TOTAL OPTIONS WRITTEN (premiums received $127,345)		(74,607)

Principal Amount (000)#
SECURITIES SOLD SHORT (6.5)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
4,000	4.50%, TBA		(4,032,500)
2,000	5.50%, TBA		(2,104,062)
2,000	6.00%, TBA		(2,135,312)

	TOTAL SECURITIES SOLD SHORT (proceeds received $8,236,719)		(8,271,874)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—94.7% (cost $108,253,678)		120,914,880
	Other assets in excess of other liabilities(l)—5.3%		6,822,969

	NET ASSETS —100%		$127,737,849

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwanese Dollar

†	The ratings reflected are as of April 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(h)	As of April 30, 2010, 2 securities representing $342,786 and 0.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(i)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of $(74,607) and equity risk exposure of $1,452 as of April 30, 2010.
(j)	The United States federal income tax basis of the Fund’s investments was $120,738,132; accordingly, net unrealized appreciation on investments for federal income tax purposes was $8,523,229 (gross unrealized appreciation $10,754,660; gross unrealized depreciation $2,231,431). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(l)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation(1)(2)
	Long Positions:
19	90 Day Euro Dollar	Jun 10	$4,700,388	$4,727,675	$27,287
47	90 Day Euro Dollar	Sep 10	11,501,388	11,678,325	176,937
12	90 Day Euro EURIBOR	Jun 10	3,930,611	3,962,200	31,589
19	90 Day Euro EURIBOR	Sep 10	6,218,461	6,266,210	47,749
5	90 Day Euro EURIBOR	Jun 11	1,635,688	1,642,845	7,157
5	90 Day Euro EURIBOR	Sep 11	1,632,110	1,640,015	7,905
4	10 Year Euro-Bund	Jun 10	654,189	664,927	10,738
12	10 Year U.S. Treasury Notes	Jun 10	1,392,141	1,414,875	22,734
10	30 Year U.S. Treasury Bonds	Jun 10	1,197,500	1,240,313	42,813

					$374,909

(1)	Cash of $22,000 and U.S. Treasury Securities with a market value of $265,781 has been segregated to cover requirements for open futures contracts at April 30, 2010.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2010.

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 06/24/10	Citigroup Global Markets	GBP	95	$146,332	$145,322	$(1,010)
Expiring 06/24/10	Hong Kong & Shanghai Bank	GBP	376	578,732	575,168	(3,564)
Canadian Dollar,
Expiring 05/04/10	UBS Securities	CAD	199	197,872	195,905	(1,967)
Chinese Yuan,
Expiring 02/13/12	Barclays Capital Group	CNY	2,524	392,328	390,371	(1,957)
Expiring 02/13/12	Barclays Capital Group	CNY	701	108,709	108,419	(290)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,072	322,420	320,462	(1,958)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,458	226,525	225,552	(973)
Expiring 02/13/12	Citigroup Global Markets	CNY	668	103,591	103,298	(293)

Expiring 02/13/12	Deutsche Bank	CNY	664	103,102	102,747	(355)
Expiring 02/13/12	Deutsche Bank	CNY	639	99,178	98,844	(334)
Expiring 02/13/12	JPMorgan Chase	CNY	810	126,000	125,332	(668)
Expiring 02/13/12	JPMorgan Chase	CNY	676	104,910	104,557	(353)
Expiring 02/13/12	UBS Securities	CNY	534	82,867	82,537	(330)
Expiring 04/07/11	JPMorgan Chase	CNY	27	4,000	3,964	(36)
Expiring 04/28/11	Citigroup Global Markets	CNY	132	20,000	19,998	(2)
Expiring 04/28/11	JPMorgan Chase	CNY	159	24,000	24,001	1
Expiring 06/07/10	Barclays Capital Group	CNY	1,098	163,000	161,214	(1,786)
Expiring 06/07/10	Barclays Capital Group	CNY	1,098	163,000	161,142	(1,858)
Expiring 06/07/10	Citigroup Global Markets	CNY	437	65,000	64,202	(798)
Expiring 06/07/10	Citigroup Global Markets	CNY	357	53,000	52,396	(604)
Expiring 06/07/10	Deutsche Bank	CNY	660	98,000	96,883	(1,117)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,239	184,000	181,835	(2,165)
Expiring 06/07/10	JPMorgan Chase	CNY	1,151	171,000	169,000	(2,000)
Expiring 06/07/10	JPMorgan Chase	CNY	337	50,000	49,452	(548)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	718	108,000	108,047	47
Expiring 11/04/11	Deutsche Bank	CNY	383	60,000	58,572	(1,428)
Expiring 11/17/10	Deutsche Bank	CNY	4,180	629,846	619,742	(10,104)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	1,937	292,000	287,099	(4,901)
Expiring 11/23/10	Bank of America	CNY	4,562	686,075	676,519	(9,556)
Expiring 11/23/10	Barclays Capital Group	CNY	305	46,000	45,226	(774)
Euro,
Expiring 05/24/10	Credit Suisse First Boston Corp.	EUR	546	736,613	727,038	(9,575)
New Taiwanese Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	2,968	95,000	95,243	243
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	2,935	94,000	94,180	180
South Korean Won,
Expiring 11/12/10	Citigroup Global Markets	KRW	46,770	40,000	41,992	1,992

Expiring 11/12/10	Citigroup Global Markets	KRW	35,028	30,000	31,449	1,449
Expiring 11/12/10	Citigroup Global Markets	KRW	34,857	30,000	31,296	1,296
Expiring 11/12/10	Citigroup Global Markets	KRW	34,641	30,000	31,102	1,102
Expiring 11/12/10	Citigroup Global Markets	KRW	23,356	20,000	20,970	970
Expiring 11/12/10	Citigroup Global Markets	KRW	23,180	20,000	20,812	812
Expiring 11/12/10	Deutsche Bank	KRW	34,878	30,000	31,314	1,314
Expiring 11/12/10	Goldman Sachs & Co.	KRW	23,460	20,000	21,063	1,063
Expiring 11/12/10	JPMorgan Chase	KRW	89,918	76,092	80,731	4,639
Expiring 11/12/10	JPMorgan Chase	KRW	80,203	70,000	72,008	2,008
Expiring 11/12/10	JPMorgan Chase	KRW	35,096	30,000	31,510	1,510
Expiring 11/12/10	Morgan Stanley	KRW	80,577	70,000	72,345	2,345
Expiring 11/12/10	UBS Securities	KRW	224,690	198,000	201,734	3,734

				$6,999,192	$6,962,593	$(36,599)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 05/28/10	JPMorgan Chase	AUD	1,422	$1,291,887	$1,311,473	$(19,586)
Brazilian Real,
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	727	402,453	415,494	(13,041)
British Pound,
Expiring 06/24/10	Barclays Capital Group	GBP	679	1,024,611	1,038,667	(14,056)
Canadian Dollar,
Expiring 05/04/10	Deutsche Bank	CAD	199	197,125	195,907	1,218
Expiring 07/07/10	UBS Securities	CAD	199	197,855	195,891	1,964
Chinese Yuan,
Expiring 06/07/10	Bank of America	CNY	4,562	674,211	669,693	4,518
Expiring 06/07/10	Credit Suisse First Boston Corp.	CNY	1,510	222,830	221,631	1,199
Expiring 06/07/10	Credit Suisse First Boston Corp.	CNY	305	45,000	44,799	201
Expiring 11/17/10	Barclays Capital Group	CNY	2,524	376,581	374,169	2,412
Expiring 11/17/10	Barclays Capital Group	CNY	1,521	226,525	225,511	1,014

Expiring 11/17/10	Citigroup Global Markets	CNY	2,072	309,419	307,162	2,257
Expiring 11/23/10	Barclays Capital Group	CNY	730	108,709	108,273	436
Expiring 11/23/10	Citigroup Global Markets	CNY	696	103,591	103,162	429
Expiring 11/23/10	Deutsche Bank	CNY	692	103,102	102,675	427
Expiring 11/23/10	Deutsche Bank	CNY	666	99,178	98,811	367
Expiring 11/23/10	JPMorgan Chase	CNY	844	126,000	125,179	821
Expiring 11/23/10	JPMorgan Chase	CNY	705	104,910	104,506	404
Expiring 11/23/10	UBS Securities	CNY	534	79,355	79,138	217
Euro,
Expiring 05/24/10	UBS Securities	EUR	3,269	4,376,416	4,352,904	23,512
Indian Rupee,
Expiring 03/09/11	UBS Securities	INR	447	9,638	9,805	(167)
Japanese Yen,
Expiring 05/17/10	Goldman Sachs & Co.	JPY	1,411	15,162	15,023	139
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	77,587	65,530	69,660	(4,130)
Expiring 11/12/10	Citigroup Global Markets	KRW	75,727	63,999	67,990	(3,991)
Expiring 11/12/10	Royal Bank of Scotland	KRW	75,832	64,139	68,084	(3,945)
Expiring 11/12/10	Royal Bank of Scotland	KRW	56,578	48,000	50,797	(2,797)
Expiring 11/12/10	Royal Bank of Scotland	KRW	56,568	48,000	50,789	(2,789)

				$10,384,226	$10,407,193	$(22,967)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2010.

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(2)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,900,000	10.99%	Brazilian interbank lending rate	$(6,622)	$5,260	$(11,882)
Barclays Capital, Inc.(1)	01/02/14	BRL	2,100,000	11.99%	Brazilian interbank lending rate	(11,116)	661	(11,777)
Goldman Sachs & Co.(1)	01/02/14	BRL	4,400,000	11.96%	Brazilian interbank lending rate	(24,791)	(6,314)	(18,477)

						$(42,529)	$(393)	$(42,136)

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps on credit indices - Sell Protection(1):
Bank of America Securities LLC	12/20/19	$1,200,000	1.00%	Dow Jones CDX IG3 10Y Index	$(4,292)	$(14,042)	$9,750
Morgan Stanley & Co.	12/20/15	470,000	0.46%	Dow Jones CDX IG5 10Y Index	(47,608)	—	(47,608)
Morgan Stanley & Co.	12/20/15	1,500,000	0.46%	Dow Jones CDX IG5 10Y Index	(151,549)	—	(151,549)

					$(203,449)	$(14,042)	$(189,407)

Counterparty	Termination Date	Notional Amount#(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at April 30, 2010(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)
Credit default swaps on corporate and/or sovereign issues - Sell Protection(1):
Goldman Sachs & Co.	12/20/10	$300,000	1.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	1.846%	$(1,280)	$(1,819)	$539

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps - Buy Protection(2):
UBS AG	06/20/17	500,000	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	$7,069	$—	$7,069
Bank of America Securities LLC	03/20/18	2,000,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	(2,229)	—	(2,229)
Barclays Bank PLC	09/20/11	200,000	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(623)	—	(623)
Merrill Lynch & Co.	12/20/11	272,475	0.00%	Dow Jones CDX HY7 Index	89,592	32,982	56,610
Deutsche Bank	06/20/18	1,645,600	1.50%	Dow Jones CDX IG10 10Y Index	(38,988)	(21,960)	(17,028)
Goldman Sachs & Co.	06/20/18	4,452,800	1.50%	Dow Jones CDX IG10 10Y Index	(105,495)	(118,415)	12,920
Morgan Stanley & Co.	06/20/18	4,356,000	1.50%	Dow Jones CDX IG10 10Y Index	(103,202)	(95,347)	(7,855)
Deutsche Bank	06/20/13	1,258,400	1.55%	Dow Jones CDX IG10 5Y Index	(26,860)	(3,367)	(23,493)
Goldman Sachs	06/20/13	4,936,800	1.55%	Dow Jones CDX IG10 5Y Index	(105,372)	43,837	(149,209)
Morgan Stanley & Co.	12/20/12	700,000	0.14%	Dow Jones CDX IG5 Index	16,802	—	16,802
Morgan Stanley & Co.	12/20/12	2,100,000	0.14%	Dow Jones CDX IG5 Index	50,406	—	50,406
Barclays Bank PLC	12/20/17	1,064,800	0.80%	Dow Jones CDX IG9 10Y Index	27,114	10,316	16,798
Goldman Sachs	12/20/17	1,645,600	0.80%	Dow Jones CDX IG9 10Y Index	41,904	21,977	19,927
Merrill Lynch & Co.	12/20/17	193,600	0.80%	Dow Jones CDX IG9 10Y Index	4,930	2,136	2,794
Morgan Stanley & Co.	12/20/17	1,548,800	0.80%	Dow Jones CDX IG9 10Y Index	39,438	29,427	10,011
Deutsche Bank	03/20/14	400,000	1.25%	Embarq Corp., 7.08%, due 06/01/16	(3,984)	—	(3,984)
Deutsche Bank	03/20/14	200,000	1.27%	Embarq Corp., 7.08%, due 06/01/16	(2,146)	—	(2,146)
Deutsche Bank	03/20/14	100,000	1.43%	Embarq Corp., 7.08%, due 06/01/16	(1,669)	—	(1,669)
Deutsche Bank	06/20/13	200,000	1.00%	Embarq Corp., 7.08%, due 06/01/16	(1,066)	(3,017)	1,951
Bank of America Securities LLC	06/20/17	1,000,000	1.73%	Marriott International, 6.375%, due 06/15/17	(38,816)	—	(38,816)
Deutsche Bank	06/20/18	1,000,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	5,088	—	5,088
Citigroup, Inc.	02/09/46	600,000	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	580,634	—	580,634

					$432,527	$(101,431)	$533,958

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$50,466,379	$342,786	$—
Preferred Stock	72,610	—	—
Asset-Backed Securities	—	2,379,398	—
Bank Loans	—	1,720,944	—
Corporate Bonds	—	26,572,489	—
Foreign Government Bonds	—	2,794,767	—
Municipal Bonds	—	3,003,712	—
Residential Mortgage-Backed Securities	—	3,435,414	—
U.S. Government Mortgage-Backed Obligations	—	17,231,206	—
U.S. Treasury Obligations	—	12,994,867	—
Option Purchased	—	1,452	—
Affiliated Money Market Mutual Fund	4,045,337	—	—
Repurchase Agreement	—	4,200,000	—
Options Written	—	(74,607)	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(8,271,874)	—

Other Financial Instruments*
Futures contracts	374,909	—	—
Forward foreign currency exchange contracts	—	(59,566)	—
Interest rate swap agreements	—	(42,136)	—
Credit default swap agreements	—	345,090	—

Total	$54,959,235	$66,573,942	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2010 and October 31, 2009, the Fund did not use significant unobservable inputs (Level 3) in determining the value of investments.

Target Growth Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.5%
COMMON STOCKS 95.4%

Aerospace & Defense — 3.4%
1,800	AAR Corp.*	$43,884
4,789	Boeing Co. (The)	346,867
13,110	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	315,689
6,200	Finmeccanica SpA (Italy)	79,432
23,367	General Dynamics Corp.	1,784,304
5,750	Goodrich Corp.	426,535
5,725	Hexcel Corp.*	92,745
4,250	Honeywell International, Inc.	201,748
6,700	Lockheed Martin Corp.	568,763
22,000	Meggitt PLC (United Kingdom)	104,683
1,325	Moog, Inc. (Class A Stock)*	49,250
1,400	MTU Aero Engines Holding AG (Germany)	76,970
12,500	Northrop Grumman Corp.	847,875
3,800	Safran SA (France)	96,550
1,000	Teledyne Technologies, Inc.*	43,600
1,800	Thales SA (France)	67,034
500	TransDigm Group, Inc.	27,635
871	Triumph Group, Inc.	67,555
17,374	United Technologies Corp.	1,302,181

		6,543,300

Air Freight & Logistics — 0.6%
13,498	FedEx Corp.	1,214,955

Airlines — 0.1%
119,300	Air New Zealand Ltd. (New Zealand)	117,522

Apparel & Textile — 0.1%
2,150	Hanesbrands, Inc.*	61,210
1,575	Wolverine World Wide, Inc.	48,211

		109,421

Apparel Manufacturers
1,375	Carter’s, Inc.*	44,303

Auto Components — 0.1%
6,600	Johnson Controls, Inc.	221,694

Auto Parts & Equipment — 0.1%
7,615	American Axle & Manufacturing Holdings, Inc.*	81,937
4,875	ArvinMeritor, Inc.*	74,685
4,400	Keihin Corp. (Japan)	83,397

		240,019

Auto Related
1,150	Tenneco, Inc.*	29,636

Automobile Manufacturers — 0.4%
1,620	Hyundai Motor Co. (South Korea)	197,570
12,000	Nissan Shatai Co. Ltd. (Japan)	89,965
6,200	Toyota Motor Corp. (Japan)	239,555
1,606	Volkswagen AG (PRFC Shares)(Germany)	155,161

		682,251

Automobiles — 0.1%
5,200	Harley-Davidson, Inc.	175,916

Automotive Parts — 0.1%
950	Autoliv, Inc.*	52,013
200	Georg Fischer AG (Switzerland)*	70,724
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	81,738

		204,475

Banks — 0.7%
7,100	Banco Espanol de Credito SA (Spain)	72,750
1,459	FirstMerit Corp.	34,286
27,000	Fukuoka Financial Group, Inc. (Japan)	117,147
3,066	Julius Baer Group Ltd. (Switzerland)	105,373
51,300	Mitsubishi UFJ Financial Group, Inc. (Japan)	267,326
51,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	146,772
4,101	Northern Trust Corp.	225,473
11,387	Standard Chartered PLC (United Kingdom)	303,744
849	UMB Financial Corp.	35,760
1,400	United Bankshares, Inc.	40,656

		1,349,287

Beverages — 1.1%
9,850	Coca-Cola Co. (The)	526,482
1,700	Dr. Pepper Snapple Group, Inc.	55,641
8,200	Greene King PLC (United Kingdom)	56,907
6,780	Heineken NV (Netherlands)	316,137
4,600	Molson Coors Brewing Co. (Class B Stock)	204,056
11,470	PepsiCo, Inc.	748,073
7,328	SABMiller PLC (United Kingdom)	229,734

		2,137,030

Biotechnology — 0.8%
4,010	Alexion Pharmaceuticals, Inc.*	220,069
5,944	Amgen, Inc.*	340,948
520	Bio-Rad Laboratories, Inc. (Class A Stock)*	58,079
4,940	Celgene Corp.*	306,033
3,160	Genzyme Corp.*	168,238
11,750	Gilead Sciences, Inc.*	466,122
1,846	Regeneron Pharmaceuticals, Inc.*	47,128
2,696	Seattle Genetics, Inc.*	33,970

		1,640,587

Broadcasting — 0.1%
22,826	British Sky Broadcasting Group PLC (United Kingdom)	213,663

Building Materials
14,000	Sanwa Holdings Corp. (Japan)	52,157

Building Materials & Construction — 0.1%
3,001	Lafarge SA (France)	217,579

Business Services — 1.1%
2,640	ICON PLC, ADR (Ireland)*	77,009
7,804	MasterCard, Inc. (Class A Stock)	1,935,704
1,300	URS Corp.*	66,755

		2,079,468

Capital Markets — 1.1%
4,175	Apollo Investment Corp.	50,768
3,275	Ares Capital Corp.	51,941
2,725	Fifth Street Finance Corp.	34,744
10,509	Goldman Sachs Group, Inc. (The)	1,525,907
4,950	MF Global Holdings Ltd.*	45,639
6,000	Morgan Stanley	181,320
4,200	State Street Corp.	182,700

		2,073,019

Chemicals — 3.9%
3,076	Air Products & Chemicals, Inc.	236,175
2,160	Albemarle Corp.	98,626
3,000	BASF SE (Germany)	174,416
5,400	Celanese Corp. (Class A Stock)	172,746
7,000	Clariant AG (Switzerland)*	96,580
50,126	Dow Chemical Co. (The)	1,545,385
7,100	Ecolab, Inc.	346,764
10,386	Huntsman Corp.	118,504
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	109,904
2,600	Koninklijke DSM NV (Netherlands)	116,134
1,200	Kraton Performance Polymers, Inc.*	22,752
5,500	Monsanto Co.	346,830
9,000	Nippon Shokubai Co. Ltd. (Japan)	81,355
6,226	Potash Corp. of Saskatchewan, Inc. (Canada)	687,973
15,603	PPG Industries, Inc.	1,097,983
21,110	Praxair, Inc.	1,768,385
2,475	Scotts Miracle-Gro Co. (The) (Class A Stock)	119,914
1,525	Sensient Technologies Corp.	48,083
2,870	Sherwin-Williams Co. (The)	224,061
700	Solvay SA (Belgium)	66,847
2,000	Valspar Corp. (The)	62,640

		7,542,057

Clothing & Apparel — 1.2%
27,946	NIKE, Inc. (Class B Stock)	2,121,381

2,612	Polo Ralph Lauren Corp.	234,819

		2,356,200

Commercial Banks — 3.8%
14,600	Bank of Ireland (Ireland)*	32,027
5,340	Bank of New York Mellon Corp. (The)	166,234
1,125	Danvers Bancorp, Inc.	18,394
20,507	Fifth Third Bancorp	305,759
37,361	Intesa Sanpaolo SpA (Italy)*	123,139
35,888	KeyCorp	323,710
31,994	PNC Financial Services Group, Inc.	2,150,317
725	Prosperity Bancshares, Inc.	28,434
21,000	Regions Financial Corp.	185,640
1,100	Societe Generale (France)	58,739
475	Territorial Bancorp, Inc.	9,016
1,799	Trustmark Corp.	44,040
850	United Financial Bancorp, Inc.	11,883
500	Verwaltungs und Privat Bank AG (Liechtenstein)	56,689
116,279	Wells Fargo & Co.	3,849,998

		7,364,019

Commercial Services — 0.3%
1,700	Corrections Corp. of America*	35,224
12,900	Davis Service Group PLC (United Kingdom)	84,459
5,195	GEO Group, Inc. (The)*	110,030
2,940	Sotheby’s	98,196
2,889	SuccessFactors, Inc.*	60,467
4,475	Waste Connections, Inc.*	160,160

		548,536

Commercial Services & Supplies — 0.3%
2,435	Coinstar, Inc.*	108,017
3,597	Monster Worldwide, Inc.*	62,696
13,330	Waste Management, Inc.	462,284

		632,997

Communication Equipment — 0.1%
5,110	Juniper Networks, Inc.*	145,175

Computer Hardware — 2.3%
15,941	Apple, Inc.*	4,162,514
8,740	Dell, Inc.*	141,413
6,671	Logitech International SA (Switzerland)*	108,907
2,203	Radiant Systems, Inc.*	30,996

		4,443,830

Computer Services & Software — 1.8%
17,459	Accenture PLC (Class A Stock)(Ireland)	761,911
9,780	Autodesk, Inc.*	332,618
3,850	Cognizant Technology Solutions Corp. (Class A Stock)*	197,043
58,651	EMC Corp.*	1,114,955
1,700	Global Payments, Inc.	72,777

4,475	Informatica Corp.*	111,920
3,900	Itochu Techno-Solutions Corp. (Japan)	147,307
5,039	Netezza Corp.*	68,984
2,544	Riverbed Technology, Inc.*	78,839
1,260	salesforce.com, Inc.*	107,856
6,917	SAP AG (Germany)	333,732
4,400	Tieto Oyj (Finland)	91,078

		3,419,020

Computers & Peripherals — 1.5%
28,785	Hewlett-Packard Co.	1,495,956
11,294	International Business Machines Corp.	1,456,926
1,375	QLogic Corp.*	26,634

		2,979,516

Construction — 0.2%
700	Ciments Francais SA (France)	70,708
10,700	COMSYS Holdings Corp. (Japan)	100,281
21,300	Downer EDI Ltd. (Australia)	136,178
1,100	Meritage Homes Corp.*	26,158

		333,325

Construction & Engineering
950	MYR Group, Inc.*	17,034

Consumer Finance — 0.5%
16,924	American Express Co.	780,535
5,000	Capital One Financial Corp.	217,050
1,550	First Cash Financial Services, Inc.*	34,193

		1,031,778

Consumer Products & Services — 0.8%
8,690	Avon Products, Inc.	280,948
2,430	Colgate-Palmolive Co.	204,363
59,700	Pacific Brands Ltd. (Australia)*	65,198
5,300	Procter & Gamble Co. (The)	329,448
5,462	Reckitt Benckiser Group PLC (United Kingdom)	283,740
3,953	Ritchie Bros. Auctioneers, Inc. (Canada)	92,500
1,100	Snap-on, Inc.	52,998
1,300	Toro Co. (The)	74,022
3,379	Vitamin Shoppe, Inc.*	83,867

		1,467,084

Containers & Packaging — 0.1%
2,350	Packaging Corp. of America	58,116
1,050	Silgan Holdings, Inc.	63,346

		121,462

Cosmetics & Toiletries — 0.1%
7,300	Natura Cosmeticos SA (Brazil)	154,966

Distribution/Wholesale — 0.3%
40,000	Marubeni Corp. (Japan)	236,014
20,100	Sumitomo Corp. (Japan)	242,042
700	Watsco, Inc.	41,454

		519,510

Diversified Consumer Services
1,275	Regis Corp.	24,378

Diversified Financial Services — 3.6%
4,120	Affiliated Managers Group, Inc.*	346,822
114,154	Bank of America Corp.	2,035,366
27,420	BM&FBOVESPA SA (Brazil)	180,618
7,574	Broadpoint Gleacher Securities, Inc.*	32,417
34,100	Challenger Financial Services Group Ltd. (Australia)	129,404
116,007	Citigroup, Inc.*	506,950
2,916	Duff & Phelps Corp. (Class A Stock)	45,781
3,100	Fuyo General Lease Co. Ltd. (Japan)	89,619
81,802	JPMorgan Chase & Co.	3,483,129
1,757	optionsXpress Holdings, Inc.*	31,187
15,100	Tullett Prebon PLC (United Kingdom)	80,750

		6,962,043

Diversified Manufacturing
120	Tomkins PLC (United Kingdom)	454

Diversified Operations — 0.2%
2,954	LVMH Moet Hennessy Louis Vuitton SA (France)	339,950

Diversified Telecommunication Services — 1.0%
33,842	AT&T, Inc.	881,922
10,200	CenturyTel, Inc.	347,922
23,792	Verizon Communications, Inc.	687,351

		1,917,195

Education — 0.1%
1,960	DeVry, Inc.	122,284

Electric — 0.3%
6,000	E.ON AG (Germany)	221,267
1,400	RWE AG (Germany)	115,161
6,562	Southern Co. (The)	226,783

		563,211

Electric Utilities — 1.0%
21,200	Edison International	728,644
36,500	Enel SpA (Italy)	191,221
16,900	Exelon Corp.	736,671
6,100	FPL Group, Inc.	317,505

		1,974,041

Electrical Equipment — 0.2%
500	A.O. Smith Corp.	25,815
3,800	Emerson Electric Co.	198,474
5,922	GrafTech International Ltd.*	99,845

		324,134

Electronic Components & Equipment — 0.7%
5,840	Broadcom Corp. (Class A Stock)	201,422
1,900	Checkpoint Systems, Inc.*	42,921
2,853	Coherent, Inc.*	107,187
3,032	DTS, Inc.*	100,784
1,504	Fanuc Ltd. (Japan)	177,601
3,200	FLIR Systems, Inc.*	97,888
412	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	157,797
6,100	Spectris PLC (United Kingdom)	83,471
4,417	Universal Electronics, Inc.*	93,729
3,387	Vestas Wind Systems A/S (Denmark)*	206,666

		1,269,466

Electronic Equipment & Instruments — 0.4%
960	Itron, Inc.*	76,426
24,525	Tyco Electronics Ltd. (Switzerland)	787,743

		864,169

Energy - Alternate Sources
600	First Solar, Inc.*	86,130

Energy Equipment & Services — 0.9%
6,000	Diamond Offshore Drilling, Inc.	474,600
37,428	Halliburton Co.	1,147,168
925	Oil States International, Inc.*	44,687
2,068	Unit Corp.*	98,788

		1,765,243

Entertainment & Leisure — 1.1%
2,715	Bally Technologies, Inc.*	125,216
9,775	Carnival Corp. (Panama)	407,617
7,506	Carnival PLC (United Kingdom)	325,156
3,130	Hasbro, Inc.	120,067
9,740	International Game Technology	205,319
11,080	Las Vegas Sands Corp.*	275,449
1,800	Life Time Fitness, Inc.*	66,168
3,580	Royal Caribbean Cruises Ltd. (Liberia)*	128,307
8,823	Shuffle Master, Inc.*	84,701
22,500	Tabcorp Holdings Ltd. (Australia)	142,109
38,400	Tatts Group Ltd. (Australia)	87,626
24,000	Thomas Cook Group PLC (United Kingdom)	91,044

		2,058,779

Equipment Services
3,600	Kyoei Steel Ltd. (Japan)	66,797

Exchange Traded Fund — 0.1%
2,350	iShares Russell 2000 Value Index Fund	160,246

Farming & Agriculture — 0.1%
33,100	AWB Ltd. (Australia)*	31,295
116,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	133,042

		164,337

Financial - Bank & Trust — 1.5%
3,750	Astoria Financial Corp.	60,525
12,300	Banco Bilbao Vizcaya Argentaria SA (Spain)	161,772
23,300	Banco Santander SA (Spain)	296,268
600	Bank of Hawaii Corp.	31,728
31,300	Barclays PLC (United Kingdom)	160,783
6,300	BNP Paribas (France)	432,723
23,500	Bradford & Bingley PLC (United Kingdom)*	—
4,880	Charles Schwab Corp. (The)	94,135
114,018	China Merchants Bank Co. Ltd. (Class H Stock)(China)	279,511
5,800	Credit Agricole SA (France)	82,911
4,700	Credit Suisse Group AG (Switzerland)	215,720
2,200	Danske Bank A/S (Denmark)*	57,437
5,100	Deutsche Bank AG (Germany)	355,969
3,400	Dexia NV/SA (Belgium)*	18,372
2,400	IntercontinentalExchange, Inc.*	279,912
49,200	Mizuho Financial Group, Inc. (Japan)	94,736
3,281	Northwest Bancshares, Inc.	40,980
5,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	188,510
10,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	60,475
2,900	Svenska Handelsbanken AB (Class A Stock)(Sweden)	81,320

		2,993,787

Financial Services — 2.5%
2,875	Associated Banc-Corp.	41,774
820	CME Group, Inc.	269,296
8,800	DnB NOR ASA (Norway)	104,149
2,000	Eaton Vance Corp.	70,480
4,950	First Commonwealth Financial Corp.	32,422
2,240	Franklin Resources, Inc.	259,034
6,500	Hitachi Capital Corp. (Japan)	98,143
14,910	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	243,655
447,600	Industrial & Commercial Bank of China Ltd. (Class H Stock)(China)	326,232
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	43,993
2,400	Jefferies Group, Inc.	65,328
800	Muenchener Rueckversicherungs AG (Germany)	112,747
19,000	Noble Group Ltd. (Bermuda)	41,209
2,550	Raymond James Financial, Inc.	78,132
62,254	U.S. Bancorp	1,666,540
14,654	Visa, Inc. (Class A Stock)	1,322,230

		4,775,364

Food — 1.3%
900	Axfood AB (Sweden)	25,716

1,900	Casino Guichard Perrachon SA (France)	167,719
11,800	Dairy Crest Group PLC (United Kingdom)	64,556
1,400	Danisco A/S (Denmark)	101,099
2,500	Delhaize Group SA (Belgium)	206,741
120	Golden Agri-Resources Ltd. (Mauritius)	51
88,500	Goodman Fielder Ltd. (Australia)	118,793
5,127	Kellogg Co.	281,677
4,000	Koninklijke Ahold NV (Netherlands)	54,848
34,870	Marston’s PLC (United Kingdom)	54,038
41,760	Metcash Ltd. (Australia)	156,938
21,419	Nestle SA (Switzerland)	1,048,051
26,000	Nichirei Corp. (Japan)	103,067
46,600	Northern Foods PLC (United Kingdom)	38,961
1,400	Nutreco Holding NV (Netherlands)	87,594
13,100	Tate & Lyle PLC (United Kingdom)	91,195

		2,601,044

Food & Staples Retailing — 1.0%
4,510	BJ’s Restaurants, Inc.*	108,826
12,500	CVS Caremark Corp.	461,625
23,600	Safeway, Inc.	556,960
15,808	Wal-Mart Stores, Inc.	848,099

		1,975,510

Food Products — 0.2%
12,500	ConAgra Foods, Inc.	305,875

Hand/Machine Tools — 0.1%
1,638	Regal-Beloit Corp.	103,636
1,200	Stanley Black & Decker, Inc.	74,580

		178,216

Healthcare Equipment & Supplies — 0.5%
3,179	Baxter International, Inc.	150,112
2,309	Cutera, Inc.*	26,692
11,500	Medtronic, Inc.	502,435
875	Teleflex, Inc.	53,655
4,708	Thoratec Corp.*	209,930
500	West Pharmaceutical Services, Inc.	20,925

		963,749

Healthcare Products — 0.2%
8,901	Covidien PLC (Ireland)	427,159

Healthcare Providers & Services — 0.9%
2,159	Amedisys, Inc.*	124,315
8,700	Cardinal Health, Inc.	301,803
6,200	CIGNA Corp.	198,772
4,050	Express Scripts, Inc.*	405,527
7,713	Lincare Holdings, Inc.*	360,120
1,930	MEDNAX, Inc.*	106,034

6,152	UnitedHealth Group, Inc.	186,467

		1,683,038

Healthcare Services — 0.4%
1,700	AMERIGROUP Corp.*	61,608
4,800	Astellas Pharma, Inc. (Japan)	168,072
2,503	Centene Corp.*	57,319
1,000	Covance, Inc.*	57,140
2,344	Genoptix, Inc.*	90,689
2,100	Healthways, Inc.*	34,209
8,840	Patterson Cos., Inc.	282,791
2,523	Psychiatric Solutions, Inc.*	81,165

		832,993

Home Furnishings
1,000	SEB SA (France)	76,056

Hotels, Restaurants & Leisure — 2.1%
1,334	Choice Hotels International, Inc.	48,438
4,300	Marriott International, Inc. (Class A Stock)	158,068
44,311	McDonald's Corp.	3,127,913
7,505	Wynn Resorts Ltd.	662,241

		3,996,660

Household Durables — 0.1%
5,100	Fortune Brands, Inc.	267,342

Household Products — 0.2%
1,340	Church & Dwight Co., Inc.	92,795
5,400	Kimberly-Clark Corp.	330,804

		423,599

Independent Power Producers & Energy Traders — 0.1%
19,600	Drax Group PLC (United Kingdom)	108,163

Industrial Conglomerates — 0.9%
6,350	3M Co.	563,055
34,863	General Electric Co.	657,516
14,653	Tyco International Ltd. (Switzerland)	568,390

		1,788,961

Industrial Products — 0.3%
1,500	Harsco Corp.	46,440
21,200	Kurabo Industries Ltd. (Japan)	38,149
3,650	Precision Castparts Corp.	468,441

		553,030

Insurance — 3.8%
3,590	Aflac, Inc.	182,946
1,900	Allianz SE (Germany)	217,826
22,900	Allstate Corp. (The)	748,143

1,100	Aspen Insurance Holdings Ltd. (Bermuda)	29,678
2,625	Assured Guaranty Ltd. (Bermuda)	56,569
10,500	Aviva PLC (United Kingdom)	55,507
1,400	Baloise Holding AG (Switzerland)	110,238
45,100	Beazley PLC (United Kingdom)	78,232
6,325	Brit Insurance Holdings NV (United Kingdom)	76,663
7,125	Conseco, Inc.*	42,037
94	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	160,611
1,775	Delphi Financial Group, Inc. (Class A Stock)	48,812
19,900	Genworth Financial, Inc. (Class A Stock)*	328,748
1,700	Hanover Insurance Group, Inc. (The)	76,585
1,787	HCC Insurance Holdings, Inc.	48,589
18,900	ING Groep NV, CVA (Netherlands)*	166,818
56,600	Legal & General Group PLC (United Kingdom)	73,599
27,537	Lincoln National Corp.	842,357
4,900	Loews Corp.	182,476
7,000	Marsh & McLennan Cos., Inc.	169,540
41,926	MetLife, Inc.	1,910,987
4,258	MGIC Investment Corp.*	44,411
77,000	Old Mutual PLC (United Kingdom)*	135,896
2,600	Protective Life Corp.	62,582
1,400	Reinsurance Group of America, Inc.	72,282
4,100	SCOR SE (France)	96,714
1,400	State Auto Financial Corp.	25,046
2,200	Swiss Reinsurance Co. (Switzerland)	95,411
575	Tower Group, Inc.	13,260
12,099	Travelers Cos., Inc. (The)	613,903
1,300	United Fire & Casualty Co.	29,731
4,600	Unum Group	112,562
16,100	XL Capital Ltd. (Class A Stock)(Cayman Islands)	286,580
900	Zurich Financial Services AG (Switzerland)	199,525

		7,394,864

Internet — 0.8%
10,578	Amazon.com, Inc.*	1,449,821

Internet Services — 1.9%
1,700	Digital River, Inc.*	47,498
4,053	Google, Inc. (Class A Stock)*	2,129,608
29,736	Intel Corp.	678,873
2,899	priceline.com, Inc.*	759,683
9,893	TIBCO Software, Inc.*	112,780

		3,728,442

Internet Software & Services — 1.3%
1,787	Baidu, Inc., ADR (Cayman Islands)*	1,231,779
36,428	Oracle Corp.	941,300
12,290	VeriSign, Inc.*	335,148

		2,508,227

IT Services — 0.2%
900	CACI International, Inc. (Class A Stock)*	42,687
50,600	Logica PLC (United Kingdom)	105,864

1,650	Nice Systems Ltd., ADR (Israel)*	52,487
3,825	SRA International, Inc. (Class A Stock)*	88,281

		289,319

Life Science Tools & Services — 0.4%
13,249	Thermo Fisher Scientific, Inc.*	732,405

Machinery — 1.1%
2,575	Actuant Corp. (Class A Stock)	59,045
3,370	Bucyrus International, Inc.	212,344
8,290	Cummins, Inc.	598,787
840	Flowserve Corp.	96,247
625	Kaydon Corp.	26,019
625	Lincoln Electric Holdings, Inc.	37,462
375	Nordson Corp.	26,932
19,278	PACCAR, Inc.	896,812
215	Rieter Holding AG (Switzerland)*	65,548
475	Valmont Industries, Inc.	39,563

		2,058,759

Machinery & Equipment — 0.3%
5,127	Caterpillar, Inc.	349,097
7,000	Kyowa Exeo Corp. (Japan)	57,725
1,100	Rheinmetall AG (Germany)	76,424
1,190	Rockwell Automation, Inc.	72,257

		555,503

Machinery - Construction & Mining — 0.1%
13,363	Komatsu Ltd. (Japan)	269,362

Manufacturing — 0.6%
13,369	Danaher Corp.	1,126,739

Media — 2.5%
10,500	CBS Corp. (Class B Stock)	170,205
26,400	Comcast Corp. (Special Class A Stock)	497,640
25,982	DIRECTV (Class A Stock)*	941,328
9,250	Discovery Communications, Inc. (Class A Stock)*	357,975
1,900	Lagardere SCA (France)	76,632
7,170	News Corp. (Class A Stock)	110,561
10,698	Pearson PLC (United Kingdom)	170,965
2,450	Regal Entertainment Group (Class A Stock)	41,846
2,500	Thomson Reuters Corp. (Canada)	90,077
4,239	Time Warner Cable, Inc.	238,444
17,000	Time Warner, Inc.	562,360
40,007	Walt Disney Co. (The)	1,473,858
900	Wiley, (John) & Sons, Inc. (Class A Stock)	38,043

		4,769,934

Medical Supplies & Equipment — 0.4%
4,100	Fresenius Medical Care AG & Co. KGaA (Germany)	221,990

1,405	Quality Systems, Inc.	89,934
15,200	Smith & Nephew PLC (United Kingdom)	157,588
4,520	St. Jude Medical, Inc.*	184,506
1,802	Vital Images, Inc.*	28,436

		682,454

Metals & Mining — 1.9%
7,844	BHP Billiton Ltd. (Australia)	286,747
5,100	BHP Billiton Ltd., ADR (Australia)	371,229
19,003	BHP Billiton PLC, ADR (United Kingdom)	1,159,183
23,600	BlueScope Steel Ltd. (Australia)*	56,626
8,600	Boliden AB (Sweden)	118,323
8,400	Freeport-McMoRan Copper & Gold, Inc.	634,452
2,700	Northwest Pipe Co.*	65,124
3,900	Nucor Corp.	176,748
32,000	OneSteel Ltd. (Australia)	102,919
800	Rautaruukki Oyj (Finland)	16,775
3,990	Southern Copper Corp.	122,014
2,670	Teck Resources Ltd. (Class B Stock)(Canada)*	104,717
1,800	Thompson Creek Metals Co., Inc. (Canada)*	23,076
2,500	ThyssenKrupp AG (Germany)	81,293
2,000	Timken Co.	70,360
4,687	Titanium Metals Corp.*	72,274
6,149	United States Steel Corp.	336,104

		3,797,964

Miscellaneous Manufacturing
9,900	AGFA-Gevaert NV (Belgium)*	73,434

Multi-Line Insurance — 0.1%
13,400	AXA SA (France)	266,291

Multi-Line Retail — 0.2%
13,300	JC Penney Co., Inc.	387,961

Multi-Utilities — 0.3%
5,100	Dominion Resources, Inc.	213,180
10,254	Public Service Enterprise Group, Inc.	329,461
1,700	Wisconsin Energy Corp.	89,267

		631,908

Office Electronics — 0.2%
34,500	Xerox Corp.	376,050

Office Equipment — 0.1%
3,500	Canon, Inc. (Japan)	160,102

Oil & Gas — 0.6%
3,900	Brigham Exploration Co.*	76,089
13,560	Cairn Energy PLC (United Kingdom)*	82,754
14,700	Centrica PLC (United Kingdom)	66,030
11,305	Hess Corp.	718,433
3,100	Statoil ASA (Norway)	74,957
2,000	Total SA (France)	108,815

		1,127,078

Oil, Gas & Consumable Fuels — 8.0%
1,973	Air Liquide SA (France)	230,170
13,376	Anadarko Petroleum Corp.	831,452
13,961	Apache Corp.	1,420,671
48,600	BP PLC (United Kingdom)	423,886
2,300	Cabot Oil & Gas Corp.	83,099
3,210	Canadian Natural Resources Ltd. (Canada)	247,212
16,000	Chesapeake Energy Corp.	380,800
15,866	Chevron Corp.	1,292,127
184,699	CNOOC Ltd. (Hong Kong)	324,880
850	Concho Resources, Inc.*	48,297
34,306	ConocoPhillips	2,030,572
500	Core Laboratories NV (Netherlands)	74,945
8,200	Cosmo Oil Co. Ltd. (Japan)	22,104
8,700	ENI SpA (Italy)	194,439
12,146	EOG Resources, Inc.	1,361,810
12,304	Exxon Mobil Corp.	834,827
18,400	JX Holdings, Inc. (Japan)*	102,641
2,495	Lufkin Industries, Inc.	212,399
15,000	Marathon Oil Corp.	482,250
9,569	Occidental Petroleum Corp.	848,388
1,200	ONEOK, Inc.	58,968
5,765	Petroleo Brasileiro SA, ADR (Brazil)	244,609
6,800	Repsol YPF SA (Spain)	159,663
2,100	Resolute Energy Corp.*	28,098
16,200	Royal Dutch Shell PLC (Class B Stock)(United Kingdom)	488,408
15,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	916,268
12,403	Schlumberger Ltd. (Netherlands)	885,822
1,100	South Jersey Industries, Inc.	49,621
3,780	Southwestern Energy Co.*	149,991
1,800	Swift Energy Co.*	65,124
7,604	Transocean Ltd. (Switzerland)*	550,910
9,100	Valero Energy Corp.	189,189
1,300	WGL Holdings, Inc.	46,462
1,095	Whiting Petroleum Corp.*	98,911

		15,379,013

Paper & Forest Products — 0.1%
42,200	DS Smith PLC (United Kingdom)	86,629
1,825	Louisiana-Pacific Corp.*	21,462
7,700	Svenska Cellulosa AB SCA (Class B Stock)(Sweden)	100,330

		208,421

Pharmaceuticals — 5.7%
19,431	Abbott Laboratories	994,090
6,080	Allergan, Inc.	387,235
6,119	American Medical Systems Holdings, Inc.*	109,652
6,200	AstraZeneca PLC (United Kingdom)	273,958
3,319	BioMarin Pharmaceutical, Inc.*	77,565
17,000	Bristol-Myers Squibb Co.	429,930
1,129	Cubist Pharmaceuticals, Inc.*	25,312
23,300	Eli Lilly & Co.	814,801
12,000	GlaxoSmithKline PLC (United Kingdom)	222,733

5,500	H. Lundbeck A/S (Denmark)	90,627
1,409	Herbalife Ltd. (Cayman Islands)	67,984
22,127	Johnson & Johnson	1,422,766
6,000	Kyorin Co. Ltd. (Japan)	86,285
4,920	Mead Johnson Nutrition Co. (Class A Stock)	253,921
41,143	Merck & Co., Inc.	1,441,651
11,067	Novartis AG (Switzerland)	564,248
4,292	Novo Nordisk A/S (Class B Stock)(Denmark)	353,137
1,787	Onyx Pharmaceuticals, Inc.*	51,591
87,571	Pfizer, Inc.	1,464,187
2,500	Pharmaceutical Product Development, Inc.	68,750
1,573	Roche Holding AG (Switzerland)	248,360
780	Salix Pharmaceuticals Ltd.*	31,356
5,000	Sanofi-Aventis SA (France)	341,093
32,800	Sinopharm Group Co. (Class H Stock)(China)	147,833
5,000	Takeda Pharmaceutical Co. Ltd. (Japan)	214,677
13,914	Teva Pharmaceutical Industries Ltd., ADR (Israel)	817,169
2,763	Vivus, Inc.*	28,155

		11,029,066

Professional Services
1,225	Towers Watson & Co. (Class A Stock)	58,800

Real Estate Investment Trusts — 0.9%
26,100	Annaly Capital Management, Inc.	442,395
4,101	AvalonBay Communities, Inc.	426,668
2,666	Boston Properties, Inc.	210,241
4,170	DiamondRock Hospitality Co.*	45,828
1,900	First Potomac Realty Trust	30,818
1,075	Government Properties Income Trust	29,143
1,650	LaSalle Hotel Properties	43,478
4,300	Medical Properties Trust, Inc.	43,215
3,133	Redwood Trust, Inc.	52,258
2,000	Simon Property Group, Inc.	178,040
3,794	Vornado Realty Trust	316,306

		1,818,390

Restaurants — 0.1%
2,780	Darden Restaurants, Inc.	124,405
1,650	Brinker International, Inc.	30,558

		154,963

Retail — 0.4%
6,400	Aoyama Trading Co. Ltd. (Japan)	110,736
5,159	Genesco, Inc.*	171,743
26,400	Home Retail Group PLC (United Kingdom)	110,694
58,164	Kingfisher PLC (United Kingdom)	221,669
2,900	Tsuruha Holdings, Inc. (Japan)	104,432

		719,274

Retail & Merchandising — 2.4%
15,893	Best Buy Co., Inc.	724,721
5,809	Cash America International, Inc.	215,282
4,590	Chico’s FAS, Inc.	68,345
4,400	Circle K Sunkus Co. Ltd. (Japan)	62,183

6,630	Kohl’s Corp.*	364,584
2,700	Lowe’s Cos., Inc.	73,224
8,020	Nordstrom, Inc.	331,467
2,700	Rallye SA (France)	99,329
900	School Specialty, Inc.*	21,114
4,300	Shimachu Co. Ltd. (Japan)	89,414
2,000	Sonic Corp.*	23,420
24,796	Staples, Inc.	583,450
16,400	Target Corp.	932,668
12,481	TJX Cos., Inc.	578,369
103,500	Wal-Mart de Mexico SAB de CV (Class V Stock)(Mexico)	242,100
9,060	Walgreen Co.	318,459

		4,728,129

Retail Apparel — 0.2%
4,628	Hennes & Mauritz AB (Class B Stock)(Sweden)	295,307

Retailers - Food & Drug — 0.2%
50,839	Tesco PLC (United Kingdom)	337,202

Semiconductor Components — 0.1%
45,700	ARM Holdings PLC (United Kingdom)	176,266

Semiconductors — 0.7%
2,957	Cree, Inc.*	216,482
6,259	FormFactor, Inc.*	93,948
7,480	Microchip Technology, Inc.	218,491
12,268	ON Semiconductor Corp.*	97,408
2,163	OYO Geospace Corp.*	107,501
4,070	Rovi Corp.*	158,649
695	Rubicon Technology, Inc.	18,904
750	Silicon Laboratories, Inc.*	36,262
2,775	Skyworks Solutions, Inc.*	46,731
13,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	141,906
4,773	Teradyne, Inc.*	58,374
6,125	TriQuint Semiconductor, Inc.*	46,182
3,700	Varian Semiconductor Equipment Associates, Inc.*	121,878
1,869	Veeco Instruments, Inc.*	82,217

		1,444,933

Software — 1.8%
6,490	Adobe Systems, Inc.*	217,999
2,652	ANSYS, Inc.*	119,340
28,805	CA, Inc.	657,042
6,272	Eclipsys Corp.*	129,705
7,850	Intuit, Inc.*	283,856
4,500	Konami Corp. (Japan)	87,305
3,286	MedAssets, Inc.*	75,019
1,530	MICROS Systems, Inc.*	56,855
56,852	Microsoft Corp.	1,736,260
1,175	Sybase, Inc.*	50,972

850	Tyler Technologies, Inc.*	14,484

		3,428,837

Specialty Retail — 1.0%
4,170	Aaron’s, Inc.	94,117
15,200	Gap, Inc. (The)	375,896
1,500	Gymboree Corp.*	73,695
17,130	Home Depot, Inc. (The)	603,832
16,840	Limited Brands, Inc.	451,312
6,920	Tiffany & Co.	335,482

		1,934,334

Steel Producers/Products
1,900	Voestalpine AG (Austria)	70,674

Telecommunications — 3.4%
5,550	Amdocs Ltd. (Guernsey)*	177,267
4,360	America Movil SAB de CV (Class L Stock), ADR (Mexico)	224,453
5,000	Arris Group, Inc.*	61,450
37,800	BT Group PLC (United Kingdom)	72,738
100,287	Cisco Systems, Inc.*	2,699,726
22,644	Corning, Inc.	435,897
5,707	Crown Castle International Corp.*	216,010
4,299	EMS Technologies, Inc.*	68,311
20,450	Ericsson, LM Telefonaktiebolaget, ADR (Sweden)	235,175
3,800	France Telecom SA (France)	83,188
24	KDDI Corp. (Japan)	115,717
10,200	Koninklijke KPN NV (Netherlands)	153,031
4,000	Nippon Telegraph & Telephone Corp. (Japan)	162,814
10,600	Nokia Oyj (Finland)*	129,591
120	NTT DoCoMo, Inc. (Japan)	186,695
2,920	QUALCOMM, Inc.	113,121
10,254	Rogers Communications, Inc. (Class B Stock)(Canada)	365,145
1,300	SBA Communications Corp. (Class A Stock)*	45,981
400	Swisscom AG (Switzerland)	135,745
102,700	Telecom Italia SpA (Italy)	143,585
14,075	Telefonica SA (Spain)	318,591
75,000	Telstra Corp. Ltd. (Australia)	219,742
11,800	Turkcell Iletisim Hizmet A/S (Turkey)	76,481
6,000	Vivendi (France)	157,395

		6,597,849

Textiles, Apparel & Luxury Goods — 0.2%
5,200	Jones Apparel Group, Inc.	113,152
3,520	Phillips-Van Heusen Corp.	221,795
1,181	Steven Madden Ltd.*	68,451

		403,398

Thrifts & Mortgage Finance
2,450	Washington Federal, Inc.	50,397

Tobacco — 0.7%
16,200	Altria Group, Inc.	343,278

8,724	British American Tobacco PLC (United Kingdom)	274,324
14,030	Philip Morris International, Inc.	688,593

		1,306,195

Trading Companies & Distributors
1,550	WESCO International, Inc.*	62,961

Transportation — 2.1%
4,860	Canadian National Railway Co. (Canada)	290,844
3,250	CSX Corp.	182,162
2,235	Landstar System, Inc.	98,832
10,612	Norfolk Southern Corp.	629,610
23,000	Sankyu, Inc. (Japan)	104,629
15,000	Seino Holding Co. Ltd. (Japan)	108,163
30,616	Union Pacific Corp.	2,316,407
5,520	United Parcel Service, Inc. (Class B Stock)	381,653

		4,112,300

Utilities — 0.6%
14,355	American Electric Power Co., Inc.	492,376
8,100	Peabody Energy Corp.	378,432
7,690	PG&E Corp.	336,822

		1,207,630

Wireless Telecommunication Services — 0.8%
18,575	American Tower Corp. (Class A Stock)*	758,046
3,025	Syniverse Holdings, Inc.*	60,742
82,800	Vodafone Group PLC (United Kingdom)	183,473
25,200	Vodafone Group PLC, ADR (United Kingdom)	559,440

		1,561,701

	TOTAL COMMON STOCKS (cost $149,285,838)	184,508,851

PREFERRED STOCK 0.1%
Financial - Bank & Trust
7,325	Wells Fargo & Co., Series J, 8.00%, CVT (cost $139,923)	200,705

Units
WARRANT(d)*
2,050	Kingboard Chemical Holdings Ltd., expiring 10/31/12 (Hong Kong) (cost $0)	429

	TOTAL LONG-TERM INVESTMENTS (cost $149,425,761)	184,709,985

SHORT-TERM INVESTMENTS 3.1%

OPTION PURCHASED(d)*

Notional Amount (000)#
Call Option
$3	IBM, expiring 05/22/10, Strike Price $130.00 (cost $11,976)	4,356

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 3.1%
6,013,366	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,013,366)(a)	6,013,366

	TOTAL SHORT-TERM INVESTMENTS (cost $6,025,342)	6,017,722

	TOTAL INVESTMENTS(b)—98.6% (cost $155,451,103)(c)	190,727,707
	Other assets in excess of liabilities(e)—1.4%	2,620,871

	NET ASSETS —100%	$193,348,578

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
PRFC	Preference Shares
GDR	Global Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
SGD	Singapore Dollar
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	As of April 30, 2010, 185 securities representing $27,726,039 and 14.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(c)	The United States federal income tax basis of the Fund’s investments was $168,591,860; accordingly, net unrealized appreciation on investments for federal income tax purposes was $22,135,847 (gross unrealized appreciation $40,042,307; gross unrealized depreciation $17,906,460). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	The amount represents fair value of derivatives subject to equity contract risk exposure as of April 30, 2010.
(e)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	630	$362,748	$362,203	$(545)
Expiring 05/04/10	State Street Bank	BRL	138	77,666	79,553	1,887
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	880	65,895	71,260	5,365

				$506,309	$513,016	$6,707

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 05/04/10	UBS Securities	AUD	11	$10,400	$10,375	$25
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	768	423,094	441,450	(18,356)
Euro,
Expiring 05/03/10	UBS Securities	EUR	5	6,329	6,366	(37)
Expiring 05/04/10	UBS Securities	EUR	5	6,630	6,641	(11)
Expiring 07/26/10	State Street Bank	EUR	268	368,425	356,913	11,512
Expiring 07/26/10	State Street Bank	EUR	268	377,062	356,913	20,149
Expiring 07/26/10	State Street Bank	EUR	115	159,503	153,153	6,350
Expiring 07/26/10	State Street Bank	EUR	96	129,718	127,849	1,869
Japanese Yen,
Expiring 05/06/10	State Street Bank	JPY	2,589	27,821	27,566	255
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	6,591	500,380	533,723	(33,343)
Singapore Dollar,
Expiring 05/03/10	UBS Securities	SGD	9	6,654	6,652	2
Swiss Franc,
Expiring 05/03/10	UBS Securities	CHF	4	3,957	3,984	(27)

				$2,019,973	$2,031,585	$(11,612)

(1)	The amount represents fair value of derivatives instruments subject to foreign exchange contract risk exposure as of April 30, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$156,782,812	$27,726,039	$—
Preferred Stock	200,705	—	—
Warrant	—	429	—
Option Purchased	4,356	—	—
Affiliated Money Market Mutual Fund	6,013,366	—	—
Other Financial Instuments*
Forward foreign currency exchange contracts	—	(4,905)	—

Total	$163,001,239	$27,721,563	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2010 and October 31, 2009, the Fund did not use significant unobservable inputs (Level 3) in determining the value of investments.

Target Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 64.4%
Aerospace & Defense 2.0%
1,900	AAR Corp.*	$46,322
4,874	Boeing Co. (The)	353,024
14,700	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	353,976
5,400	Finmeccanica SpA (Italy)	69,183
24,670	General Dynamics Corp.	1,883,801
5,990	Goodrich Corp.	444,338
5,950	Hexcel Corp.*	96,390
4,320	Honeywell International, Inc.	205,071
6,800	Lockheed Martin Corp.	577,252
33,800	Meggitt PLC (United Kingdom)	160,831
1,375	Moog, Inc. (Class A Stock)*	51,109
2,500	MTU Aero Engines Holding AG (Germany)	137,447
9,800	Safran SA (France)	248,997
1,000	Teledyne Technologies, Inc.*	43,600
1,800	Thales SA (France)	67,034
500	TransDigm Group, Inc.	27,635
906	Triumph Group, Inc.	70,269
17,998	United Technologies Corp.	1,348,950

		6,185,229

Air Freight & Couriers 0.5%
13,872	FedEx Corp.	1,248,619
5,700	United Parcel Service, Inc. (Class B Stock)	394,098

		1,642,717

Air Freight & Logistics 0.3%
13,000	Northrop Grumman Corp.	881,790

Airlines
75,500	Air New Zealand Ltd. (New Zealand)	74,375

Apparel & Textile
1,600	Wolverine World Wide, Inc.	48,976

Apparel Manufacturers
1,400	Carter’s, Inc.*	45,108

Auto Components 0.1%
6,800	Johnson Controls, Inc.	228,412

Auto Parts & Equipment 0.1%
7,970	American Axle & Manufacturing Holdings, Inc.*	85,757
5,318	ArvinMeritor, Inc.*	81,472
6,200	Keihin Corp. (Japan)	117,514
1,125	Tenneco, Inc.*	28,991

		313,734

Automobile Manufacturers 0.3%
5,400	Harley-Davidson, Inc.	182,682
14,000	Nissan Shatai Co. Ltd. (Japan)	104,958
7,900	Toyota Motor Corp. (Japan)	305,240
1,854	Volkswagen AG (PRFC Shares)(Germany)	179,121

		772,001

Automotive Parts
975	Autoliv, Inc.*	53,381
200	Georg Fischer AG (Switzerland)*	70,724

		124,105

Banks 0.4%
7,600	Banco Espanol de Credito SA (Spain)	77,873
23,000	Fukuoka Financial Group, Inc. (Japan)	99,792
4,051	Julius Baer Group Ltd. (Switzerland)	139,226
105,900	Mizuho Financial Group, Inc. (Japan)	203,913
5,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	31,754
8,100	Sapporo Hokuyo Holdings, Inc. (Japan)	37,282
14,028	Standard Chartered PLC (United Kingdom)	374,191
6,900	Sumitomo Mitsui Financial Group, Inc. (Japan)	228,196

		1,192,227

Beverages 0.5%
1,680	Dr. Pepper Snapple Group, Inc.	54,986
7,040	Heineken NV (Netherlands)	328,260
4,700	Molson Coors Brewing Co. (Class B Stock)	208,492
11,849	PepsiCo, Inc.	772,792
8,628	SABMiller PLC (United Kingdom)	270,489

		1,635,019

Biotechnology 0.5%
4,010	Alexion Pharmaceuticals, Inc.*	220,069
716	Bio-Rad Laboratories, Inc. (Class A Stock)*	79,970
2,339	BioMarin Pharmaceutical, Inc.*	54,662
5,130	Celgene Corp.*	317,804
1,667	Cubist Pharmaceuticals, Inc.*	37,374
3,220	Genzyme Corp.*	171,433
12,190	Gilead Sciences, Inc.*	483,577
1,960	Regeneron Pharmaceuticals, Inc.*	50,039
2,860	Seattle Genetics, Inc.*	36,036

		1,450,964

Broadcasting 0.1%
29,444	British Sky Broadcasting Group PLC (United Kingdom)	275,611

Building Materials 0.2%
500	Ciments Francais SA (France)	50,505
76,403	Kingfisher PLC (United Kingdom)	291,180
11,000	Kurabo Industries Ltd. (Japan)	19,794
3,802	Lafarge SA (France)	275,654
25,000	Sanwa Holdings Corp. (Japan)	93,137

		730,270

Capital Goods
1,600	Harsco Corp.	49,536

Capital Markets 0.8%
4,300	Apollo Investment Corp.	52,288
3,350	Ares Capital Corp.	53,131
5,520	Bank of New York Mellon Corp. (The)	171,838
2,775	Fifth Street Finance Corp.	35,381
10,443	Goldman Sachs Group, Inc. (The)	1,516,323
5,600	Morgan Stanley	169,232
750	Prosperity Bancshares, Inc.	29,415
2,600	Raymond James Financial, Inc.	79,664
4,300	State Street Corp.	187,050

		2,294,322

Chemicals 2.6%
3,179	Air Products & Chemicals, Inc.	244,084
2,240	Albemarle Corp.	102,278
3,400	BASF SE (Germany)	197,672
5,600	Celanese Corp. (Class A Stock)	179,144
5,100	Clariant AG (Switzerland)*	70,366
53,444	Dow Chemical Co. (The)	1,647,679
7,400	Ecolab, Inc.	361,416
9,923	Huntsman Corp.	113,221
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	150,113
4,400	Koninklijke DSM NV (Netherlands)	196,534
1,225	Kraton Performance Polymers, Inc.*	23,226
5,650	Monsanto Co.	356,289
10,000	Nippon Shokubai Co. Ltd. (Japan)	90,394
6,927	Potash Corp. of Saskatchewan, Inc. (Canada)	765,433
16,180	PPG Industries, Inc.	1,138,587
20,064	Praxair, Inc.	1,680,761
2,500	Scotts Miracle-Gro Co. (The) (Class A Stock)	121,125
1,550	Sensient Technologies Corp.	48,872
3,010	Sherwin-Williams Co. (The)	234,991
800	Solvay SA (Belgium)	76,396
2,100	Valspar Corp. (The)	65,772

		7,864,353

Clothing & Apparel 0.8%
29,518	NIKE, Inc. (Class B Stock)	2,240,712
2,731	Polo Ralph Lauren Corp.	245,517
1,241	Steven Madden Ltd.*	71,928

		2,558,157

Commercial Banks 1.3%
4,500	Allied Irish Banks PLC (Ireland)*	8,536
4,800	Alpha Bank A.E. (Greece)*	38,877
2,975	Associated Banc-Corp.	43,227

8,300	Banco Espirito Santo SA (Portugal)	39,733
15,000	Bank of Ireland (Ireland)*	32,905
18,300	Barclays PLC (United Kingdom)	94,004
3,000	Chiba Bank Ltd. (The) (Japan)	18,999
1,150	Danvers Bancorp, Inc.	18,802
21,195	Fifth Third Bancorp	316,017
5,360	First Commonwealth Financial Corp.	35,108
1,486	FirstMerit Corp.	34,921
37,229	KeyCorp	335,806
4,239	Northern Trust Corp.	233,060
33,275	PNC Financial Services Group, Inc.	2,236,413
21,900	Regions Financial Corp.	193,596
500	Territorial Bancorp, Inc.	9,490
1,900	Trustmark Corp.	46,512
935	UMB Financial Corp.	39,382
1,400	United Bankshares, Inc.	40,656
850	United Financial Bancorp, Inc.	11,883

		3,827,927

Commercial Services & Supplies 0.8%
2,573	Coinstar, Inc.*	114,138
1,775	Corrections Corp. of America*	36,778
5,255	GEO Group, Inc. (The)*	111,301
3,694	Ritchie Bros. Auctioneers, Inc. (Canada)	86,440
3,265	Sotheby’s	109,051
3,072	SuccessFactors, Inc.*	64,297
15,273	Visa, Inc. (Class A Stock)	1,378,083
4,792	Waste Connections, Inc.*	171,506
13,777	Waste Management, Inc.	477,786

		2,549,380

Communication Equipment 0.1%
5,100	Arris Group, Inc.*	62,679
4,519	EMS Technologies, Inc.*	71,807
5,270	Juniper Networks, Inc.*	149,721

		284,207

Computer Hardware 1.5%
16,542	Apple, Inc.*	4,319,447
8,860	Dell, Inc.*	143,355
8,689	Logitech International SA (Switzerland)*	141,851

		4,604,653

Computer Services & Software 1.0%
17,917	Accenture PLC (Class A Stock)(Ireland)	781,898
61,048	EMC Corp.*	1,160,522
1,700	Global Payments, Inc.	72,777
4,761	Informatica Corp.*	119,073
8,170	Intuit, Inc.*	295,427
3,100	Itochu Techno-Solutions Corp. (Japan)	117,090
1,257	Radiant Systems, Inc.*	17,686
2,241	Riverbed Technology, Inc.*	69,449
8,664	SAP AG (Germany)	418,022
6,700	Tieto Oyj (Finland)	138,687

		3,190,631

Computers & Peripherals 1.1%
4,030	Cognizant Technology Solutions Corp. (Class A Stock)*	206,256
30,287	Hewlett-Packard Co.	1,574,015
11,654	International Business Machines Corp.	1,503,366
6,188	Netezza Corp.*	84,714
1,425	QLogic Corp.*	27,602

		3,395,953

Conglomerates 0.1%
37,300	Marubeni Corp. (Japan)	220,083

Construction & Engineering 0.1%
8,800	COMSYS Holdings Corp. (Japan)	82,474
975	MYR Group, Inc.*	17,482
9,000	NCC AB (Class B Stock)(Sweden)	138,810
3,015	Northwest Pipe Co.*	72,722
1,100	URS Corp.*	56,485

		367,973

Consumer Finance 0.4%
17,520	American Express Co.	808,022
5,100	Capital One Financial Corp.	221,391
6,266	Cash America International, Inc.	232,218
1,575	First Cash Financial Services, Inc.*	34,745

		1,296,376

Consumer Products & Services 0.5%
8,980	Avon Products, Inc.	290,323
1,460	Church & Dwight Co., Inc.	101,105
2,520	Colgate-Palmolive Co.	211,932
55,000	Pacific Brands Ltd. (Australia)*	60,065
5,490	Procter & Gamble Co. (The)	341,259
6,548	Reckitt Benckiser Group PLC (United Kingdom)	340,156
1,100	SEB SA (France)	83,662
1,300	Toro Co. (The)	74,022
3,259	Vitamin Shoppe, Inc.*	80,888

		1,583,412

Containers & Packaging
2,425	Packaging Corp. of America	59,970
1,075	Silgan Holdings, Inc.	64,855

		124,825

Cosmetics & Toiletries 0.1%
9,700	Natura Cosmeticos SA (Brazil)	205,914

Distribution/Wholesale 0.1%
22,100	Sumitomo Corp. (Japan)	266,126

Distributors
1,600	WESCO International, Inc.*	64,992

Diversified Consumer Services
1,300	Regis Corp.	24,856

Diversified Financial Services 2.2%
118,427	Bank of America Corp.	2,111,553
35,450	BM&F BOVESPA SA (Brazil)	233,512
45,900	Challenger Financial Services Group Ltd. (Australia)	174,183
119,961	Citigroup, Inc.*	524,230
2,400	Fuyo General Lease Co. Ltd. (Japan)	69,382
84,494	JPMorgan Chase & Co.	3,597,755
16,100	Tullett Prebon PLC (United Kingdom)	86,098

		6,796,713

Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)*	68,984
7,500	IMI PLC (United Kingdom)	81,555

		150,539

Diversified Operations 0.2%
5,300	Davis Service Group PLC (United Kingdom)	34,700
3,580	LVMH Moet Hennessy Louis Vuitton SA (France)	411,991

		446,691

Diversified Telecommunication Services 0.7%
33,807	AT&T, Inc.	881,010
10,500	CenturyTel, Inc.	358,155
13,000	Koninklijke KPN NV (Netherlands)	195,039
24,087	Verizon Communications, Inc.	695,874

		2,130,078

Education
1,960	DeVry, Inc.	122,284

Electric Utilities 0.8%
23,300	Edison International	800,821
28,400	Enel SpA (Italy)	148,785
17,400	Exelon Corp.	758,466
6,300	FPL Group, Inc.	327,915
8,315	Public Service Enterprise Group, Inc.	267,161
6,823	Southern Co.	235,803

		2,538,951

Electrical Equipment 0.2%
500	A.O. Smith Corp.	25,815
3,900	Emerson Electric Co.	203,697
600	First Solar, Inc.*	86,130
6,860	GrafTech International Ltd.*	115,660
700	Vossloh AG (Germany)	73,143

		504,445

Electronic Components 0.3%
7,500	Alpine Electronics, Inc. (Japan)*	105,863
3,426	DTS, Inc.*	113,880
1,904	Fanuc Ltd. (Japan)	224,836
3,200	FLIR Systems, Inc.*	97,888
963	Itron, Inc.*	76,664
438	Samsung Electronics Co. Ltd., GDR (South Korea), 144A	167,755
14,100	TT Electronics PLC (United Kingdom)*	22,716

		809,602

Electronic Equipment & Instruments 0.3%
2,457	Coherent, Inc.*	92,310
25,470	Tyco Electronics Ltd. (Switzerland)	818,096

		910,406

Energy Equipment & Services 0.8%
500	Core Laboratories NV (Netherlands)	74,945
5,100	Diamond Offshore Drilling, Inc.	403,410
38,762	Halliburton Co.	1,188,055
2,677	Lufkin Industries, Inc.	227,893
925	Oil States International, Inc.*	44,687
2,271	OYO Geospace Corp.*	112,869
1,969	Unit Corp.*	94,059
3,995	Vestas Wind Systems A/S (Denmark)*	243,765

		2,389,683

Entertainment & Leisure 0.6%
10,079	Carnival Corp. (Panama)	420,294
9,848	Carnival PLC (United Kingdom)	426,610
3,180	Hasbro, Inc.	121,985
5,702	Hennes & Mauritz AB (Class B Stock)(Sweden)	363,837
1,800	Life Time Fitness, Inc.*	66,168
3,680	Royal Caribbean Cruises Ltd. (Liberia)*	131,891
2,300	Sankyo Co. Ltd. (Japan)	106,167
23,100	Tabcorp Holdings Ltd. (Australia)	145,899
36,200	Thomas Cook Group PLC (United Kingdom)	137,325

		1,920,176

Equipment Services 0.1%
23,600	Downer EDI Ltd. (Australia)	150,883
5,900	Kyoei Steel Ltd. (Japan)	109,473

		260,356

Exchange Traded Fund 0.1%
2,400	iShares Russell 2000 Value Index Fund	163,656

Farming & Agriculture 0.1%
49,200	AWB Ltd. (Australia)*	46,517
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	134,910

		181,427

Financial - Bank & Trust 2.5%
3,850	Astoria Financial Corp.	62,139
12,396	Banco Bilbao Vizcaya Argentaria SA (Spain)	163,035
25,800	Banco Santander SA (Spain)	328,056
675	Bank of Hawaii Corp.	35,694
6,832	BNP Paribas (France)	469,264
23,900	Bradford & Bingley PLC (United Kingdom)*	—
7,502	Broadpoint Gleacher Securities, Inc.*	32,109
5,080	Charles Schwab Corp. (The)	97,993
144,381	China Merchants Bank Co. Ltd. (Class H Stock)(China)	353,945
5,300	Credit Agricole SA (France)	75,764
6,600	Credit Saison Co. Ltd. (Japan)	96,527
5,400	Credit Suisse Group AG (Switzerland)	247,848
3,100	Danske Bank A/S (Denmark)*	80,934
6,200	Deutsche Bank AG (Germany)	432,746
5,300	Dexia NV/SA (Belgium)*	28,639
2,460	IntercontinentalExchange, Inc.*	286,910
48,281	Intesa Sanpaolo SpA (Italy)*	159,130
61,700	Mitsubishi UFJ Financial Group, Inc. (Japan)	321,521
3,325	Northwest Bancshares, Inc.	41,529
11,000	Sumitomo Trust & Banking Co. Ltd. (The)(Japan)	66,523
4,400	Svenska Handelsbanken AB (Class A Stock)(Sweden)	123,383
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	45,351
121,944	Wells Fargo & Co.	4,037,566

		7,586,606

Financial Services 1.2%
4,290	Affiliated Managers Group, Inc.*	361,132
840	CME Group, Inc.	275,864
7,800	DnB NOR ASA (Norway)	92,314
2,000	Eaton Vance Corp.	70,480
2,190	Franklin Resources, Inc.	253,252
19,095	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	312,045
550,084	Industrial & Commercial Bank of China Ltd. (Class H Stock)(China)	400,927
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	29,867
2,400	Jefferies Group, Inc.	65,328
400	Macquarie Group Ltd. (Australia)	18,240
5,025	MF Global Holdings Ltd.*	46,331
51,000	Noble Group Ltd. (Bermuda)	110,613
1,838	optionsXpress Holdings, Inc.*	32,625
64,703	U.S. Bancorp	1,732,099

		3,801,117

Food & Beverage 0.2%
10,200	Coca-Cola Co. (The)	545,190
12,400	Dairy Crest Group PLC (United Kingdom)	67,839
48,600	Northern Foods PLC (United Kingdom)	40,634
10,500	Tate & Lyle PLC (United Kingdom)	73,095

		726,758

Food & Staples Retailing 0.3%
11,800	CVS Caremark Corp.	435,774
24,500	Safeway, Inc.	578,200

		1,013,974

Food Products 0.1%
13,100	ConAgra Foods, Inc.	320,557

Foods 1.1%
2,200	Casino Guichard Perrachon SA (France)	194,201
6,180	CSM NV (Netherlands)	199,707
3,100	Delhaize Group SA (Belgium)	256,359
100,700	Goodman Fielder Ltd. (Australia)	135,169
5,299	Kellogg Co.	291,127
8,300	Koninklijke Ahold NV (Netherlands)	113,811
47,200	Metcash Ltd. (Australia)	177,382
22,618	Nestle SA (Switzerland)	1,106,719
30,000	Nichirei Corp. (Japan)	118,923
1,600	Nutreco Holding NV (Netherlands)	100,107
3,800	Suedzucker AG (Germany)	77,253
64,314	Tesco PLC (United Kingdom)	426,578

		3,197,336

Gas Distribution
22,100	Centrica PLC (United Kingdom)	99,270

Hand/Machine Tools
1,200	Stanley Black & Decker, Inc.	74,580

Healthcare Equipment & Supplies 0.4%
6,398	American Medical Systems Holdings, Inc.*	114,652
3,225	Baxter International, Inc.	152,285
3,013	Cutera, Inc.*	34,830
11,790	Medtronic, Inc.	515,105
875	Teleflex, Inc.	53,655
4,531	Thoratec Corp.*	202,037
500	West Pharmaceutical Services, Inc.	20,925

		1,093,489

Healthcare Products 0.2%
10,299	Covidien PLC (Ireland)	494,249

Healthcare Providers & Services 0.5%
2,130	Amedisys, Inc.*	122,645
9,100	Cardinal Health, Inc.	315,679
2,629	Centene Corp.*	60,204
6,300	CIGNA Corp.	201,978
7,982	Lincare Holdings, Inc.*	372,680
9,210	Patterson Cos., Inc.	294,628
2,062	Psychiatric Solutions, Inc.*	66,335
6,359	UnitedHealth Group, Inc.	192,741

		1,626,890

Healthcare Services 0.2%
1,800	AMERIGROUP Corp.*	65,232
6,400	Astellas Pharma, Inc. (Japan)	224,095
1,000	Covance, Inc.*	57,140
2,662	Genoptix, Inc.*	102,993
2,100	Healthways, Inc.*	34,209
2,055	MEDNAX, Inc.*	112,902

		596,571

Healthcare Technology 0.1%
6,399	Eclipsys Corp.*	132,331
1,893	Vital Images, Inc.*	29,872

		162,203

Hotels, Restaurants & Leisure 1.7%
3,019	Bally Technologies, Inc.*	139,236
4,745	BJ’s Restaurants, Inc.*	114,497
1,381	Choice Hotels International, Inc.	50,144
10,130	International Game Technology	213,540
11,550	Las Vegas Sands Corp.*	287,133
4,460	Marriott International, Inc. (Class A Stock)	163,949
46,461	McDonald’s Corp.	3,279,682
9,576	Shuffle Master, Inc.*	91,930
2,125	Sonic Corp.*	24,884
7,995	Wynn Resorts Ltd.	705,479

		5,070,474

Household Durables 0.1%
5,200	Fortune Brands, Inc.	272,584
4,362	Universal Electronics, Inc.*	92,562

		365,146

Household Products 0.1%
5,600	Kimberly-Clark Corp.	343,056

Independent Power Producers & Energy Traders
24,800	Drax Group PLC (United Kingdom)	136,860

Industrial Conglomerates 0.6%
6,590	3M Co.	584,335
35,837	General Electric Co.	675,886
15,068	Tyco International Ltd. (Switzerland)	584,488

		1,844,709

Insurance 2.8%
7,600	Aegon NV (Netherlands)*	53,154
3,750	Aflac, Inc.	191,100
2,900	Allianz SE (Germany)	332,471

23,600	Allstate Corp. (The)	771,012
1,100	Aspen Insurance Holdings Ltd. (Bermuda)	29,678
2,700	Assured Guaranty Ltd. (Bermuda)	58,185
29,500	Aviva PLC (United Kingdom)	155,949
11,103	AXA SA (France)	220,644
2,100	Baloise Holding AG (Switzerland)	165,357
47,647	Beazley PLC (United Kingdom)	82,650
6,425	Brit Insurance Holdings NV (Netherlands)	77,875
7,250	Conseco, Inc.*	42,775
108	Dai-ichi Life Insurance Co. Ltd. (The)(Japan)	184,532
1,900	Delphi Financial Group, Inc. (Class A Stock)	52,250
20,400	Genworth Financial, Inc. (Class A Stock)*	337,008
1,750	Hanover Insurance Group, Inc. (The)	78,838
1,862	HCC Insurance Holdings, Inc.	50,628
24,900	ING Groep NV, CVA (Netherlands)*	219,776
121,100	Legal & General Group PLC (United Kingdom)	157,471
28,371	Lincoln National Corp.	867,869
4,600	Loews Corp.	171,304
7,200	Marsh & McLennan Cos., Inc.	174,384
43,609	MetLife, Inc.	1,987,698
4,453	MGIC Investment Corp.*	46,445
1,500	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	211,401
50,900	Old Mutual PLC (United Kingdom)*	89,832
2,700	Protective Life Corp.	64,989
1,400	Reinsurance Group of America, Inc.	72,282
4,400	SCOR SE (France)	103,791
1,500	State Auto Financial Corp.	26,835
3,600	Swiss Reinsurance Co. Ltd. (Switzerland)	156,126
650	Tower Group, Inc.	14,989
12,633	Travelers Cos., Inc. (The)	640,998
1,400	United Fire & Casualty Co.	32,018
4,700	Unum Group	115,009
16,900	XL Capital Ltd. (Class A Stock)(Cayman Islands)	300,820
1,100	Zurich Financial Services AG (Switzerland)	243,864

		8,582,007

Internet & Catalog Retail 0.3%
2,955	priceline.com, Inc.*	774,358

Internet Services 1.2%
11,213	Amazon.com, Inc.*	1,536,854
1,800	Digital River, Inc.*	50,292
4,208	Google, Inc. (Class A Stock)*	2,211,051

		3,798,197

Internet Software & Services 0.9%
1,900	Baidu, Inc., ADR (Cayman Islands)*	1,309,670
37,668	Oracle Corp.	973,341
12,920	VeriSign, Inc.*	352,328

		2,635,339

IT Services 0.1%
925	CACI International, Inc. (Class A Stock)*	43,873

53,000	Logica PLC (United Kingdom)	110,885
1,675	Nice Systems Ltd., ADR (Israel)*	53,282
3,950	SRA International, Inc. (Class A Stock)*	91,166

		299,206

Life Science Tools & Services 0.3%
2,289	ICON PLC, ADR (Ireland)*	66,770
13,779	Thermo Fisher Scientific, Inc.*	761,703

		828,473

Machinery 0.9%
2,625	Actuant Corp. (Class A Stock)	60,191
28,000	BlueScope Steel Ltd. (Australia)*	67,183
3,390	Bucyrus International, Inc.	213,604
5,299	Caterpillar, Inc.	360,809
8,550	Cummins, Inc.	617,566
820	Flowserve Corp.	93,956
650	Kaydon Corp.	27,059
650	Lincoln Electric Holdings, Inc.	38,961
11,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	29,305
375	Nordson Corp.	26,933
19,918	PACCAR, Inc.	926,585
1,522	Regal-Beloit Corp.	96,297
1,100	Rheinmetall AG (Germany)	76,424
127	Rieter Holding AG (Switzerland)*	38,719
1,260	Rockwell Automation, Inc.	76,507
1,100	Snap-on, Inc.	52,998
500	Valmont Industries, Inc.	41,645

		2,844,742

Machinery - Construction & Mining 0.1%
16,963	Komatsu Ltd. (Japan)	341,929

Manufacturing 0.4%
13,818	Danaher Corp.	1,164,581

Media 1.7%
10,900	CBS Corp. (Class B Stock)	176,689
27,100	Comcast Corp. (Special Class A Stock)	510,835
26,951	DIRECTV (Class A Stock)*	976,435
9,510	Discovery Communications, Inc. (Class A Stock)*	368,037
2,200	Lagardere SCA (France)	88,733
7,420	News Corp. (Class A Stock)	114,416
13,896	Pearson PLC (United Kingdom)	222,072
2,500	Regal Entertainment Group (Class A Stock)	42,700
2,800	Thomson Reuters Corp. (Canada)	100,886
4,540	Time Warner Cable, Inc.	255,375
17,700	Time Warner, Inc.	585,516
11,500	Vivendi (France)	301,673
41,628	Walt Disney Co. (The)	1,533,576
925	Wiley, (John) & Sons, Inc. (Class A Stock)	39,100

		5,316,043

Medical Supplies & Equipment 0.2%
5,300	Fresenius Medical Care AG & Co. KGaA (Germany)	286,962
19,600	Smith & Nephew PLC (United Kingdom)	203,206
4,700	St. Jude Medical, Inc.*	191,854

		682,022

Metals & Mining 1.6%
9,542	BHP Billiton Ltd. (Australia)	348,820
5,299	BHP Billiton Ltd., ADR (Australia)	385,714
20,299	BHP Billiton PLC, ADR (United Kingdom)	1,238,239
9,400	Boliden AB (Sweden)	129,330
8,718	Freeport-McMoRan Copper & Gold, Inc.	658,471
33,800	Mincor Resources NL (Australia)	58,519
4,000	Nucor Corp.	181,280
40,100	OneSteel Ltd. (Australia)	128,970
8,266	Peabody Energy Corp.	386,188
3,750	Precision Castparts Corp.	481,275
5,290	Southern Copper Corp.	161,768
2,750	Teck Resources Ltd. (Class B Stock)(Canada)*	107,855
1,875	Thompson Creek Metals Co., Inc. (Canada)*	24,037
4,900	ThyssenKrupp AG (Germany)	159,334
2,100	Timken Co.	73,878
5,119	Titanium Metals Corp.*	78,935
6,465	United States Steel Corp.	353,377

		4,955,990

Multi-Line Retail 0.1%
13,700	JC Penney Co., Inc.	399,629

Multi-Utilities 0.2%
5,200	Dominion Resources, Inc.	217,360
1,700	RWE AG (Germany)	139,839
1,800	Wisconsin Energy Corp.	94,518

		451,717

Office Electronics 0.1%
36,300	Xerox Corp.	395,670

Office Equipment 0.1%
4,200	Canon, Inc. (Japan)	192,122

Oil & Gas 0.5%
12,636	EOG Resources, Inc.	1,416,748

Oil, Gas & Consumable Fuels 5.2%
2,512	Air Liquide SA (France)	293,050
13,871	Anadarko Petroleum Corp.	862,221
14,412	Apache Corp.	1,466,565
63,000	BP PLC (United Kingdom)	549,482
4,247	Brigham Exploration Co.*	82,859
2,300	Cabot Oil & Gas Corp.	83,099
17,260	Cairn Energy PLC (United Kingdom)*	105,335
3,880	Canadian Natural Resources Ltd. (Canada)	298,811

15,400	Chesapeake Energy Corp.	366,520
16,022	Chevron Corp.	1,304,832
212,799	CNOOC Ltd. (Hong Kong)	374,307
875	Concho Resources, Inc.*	49,717
35,272	ConocoPhillips	2,087,750
27,963	Cosmo Oil Co. Ltd. (Japan)	75,378
8,800	ENI SpA (Italy)	196,674
12,769	Exxon Mobil Corp.	866,377
11,733	Hess Corp.	745,632
25,680	JX Holdings, Inc. (Japan)*	143,251
15,400	Marathon Oil Corp.	495,110
9,931	Occidental Petroleum Corp.	880,482
1,200	ONEOK, Inc.	58,968
7,325	Petroleo Brasileiro SA, ADR (Brazil)	310,800
9,400	Repsol YPF SA (Spain)	220,710
2,125	Resolute Energy Corp.*	28,433
20,400	Royal Dutch Shell PLC (Class B Stock)(United Kingdom)	615,032
15,700	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	952,676
13,433	Schlumberger Ltd. (Netherlands)	959,385
1,200	South Jersey Industries, Inc.	54,132
3,870	Southwestern Energy Co.*	153,562
3,900	Statoil ASA (Norway)	94,301
1,800	Swift Energy Co.*	65,124
3,200	Total SA (France)	174,104
7,901	Transocean Ltd. (Switzerland)*	572,427
9,600	Valero Energy Corp.	199,584
1,400	WGL Holdings, Inc.	50,036
1,105	Whiting Petroleum Corp.*	99,815

		15,936,541

Paper & Forest Products
1,875	Louisiana-Pacific Corp.*	22,050

Pharmaceuticals 4.1%
20,088	Abbott Laboratories	1,027,702
6,300	Allergan, Inc.	401,247
6,149	Amgen, Inc.*	352,707
7,800	AstraZeneca PLC (United Kingdom)	344,657
17,400	Bristol-Myers Squibb Co.	440,046
11,500	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	95,234
24,000	Eli Lilly & Co.	839,280
4,200	Express Scripts, Inc.*	420,546
16,700	GlaxoSmithKline PLC (United Kingdom)	309,970
6,600	H. Lundbeck A/S (Denmark)	108,753
1,476	Herbalife Ltd. (Cayman Islands)	71,217
22,882	Johnson & Johnson	1,471,313
5,130	Mead Johnson Nutrition Co. (Class A Stock)	264,759
44,113	Merck & Co., Inc.	1,545,719
12,109	Novartis AG (Switzerland)	617,374
5,442	Novo Nordisk A/S (Class B Stock)(Denmark)	447,756
1,951	Onyx Pharmaceuticals, Inc.*	56,325
86,522	Pfizer, Inc.	1,446,648
2,600	Pharmaceutical Product Development, Inc.	71,500
1,979	Roche Holding AG (Switzerland)	312,463
819	Salix Pharmaceuticals Ltd.*	32,924

5,800	Sanofi-Aventis SA (France)*	395,668
43,600	Sinopharm Group Co. (Class H Stock)(China)	196,509
6,900	Takeda Pharmaceutical Co. Ltd. (Japan)	296,254
15,803	Teva Pharmaceutical Industries Ltd., ADR (Israel)	928,110
2,927	Vivus, Inc.*	29,826

		12,524,507

Professional Services 0.1%
3,211	Duff & Phelps Corp. (Class A Stock)	50,413
4,040	Monster Worldwide, Inc.*	70,417
1,000	School Specialty, Inc.*	23,460
1,250	Towers Watson & Co. (Class A Stock)	60,000

		204,290

Real Estate
1,100	Meritage Homes Corp.*	26,158

Real Estate Investment Trusts 0.6%
27,400	Annaly Capital Management, Inc.	464,430
4,239	AvalonBay Communities, Inc.	441,026
2,755	Boston Properties, Inc.	217,259
4,451	DiamondRock Hospitality Co.*	48,916
2,000	First Potomac Realty Trust	32,440
1,075	Government Properties Income Trust	29,143
1,750	LaSalle Hotel Properties	46,113
4,400	Medical Properties Trust, Inc.	44,220
3,385	Redwood Trust, Inc.	56,462
2,000	Simon Property Group, Inc.	178,040
3,921	Vornado Realty Trust	326,894

		1,884,943

Retail 0.5%
35,200	Home Retail Group PLC (United Kingdom)	147,591
1,900	Rallye SA (France)	69,899
4,600	Shimachu Co. Ltd. (Japan)	95,652
132,800	Wal-Mart de Mexico SAB de CV (Class V Stock)(Mexico)	310,637
16,398	Wal-Mart Stores, Inc.	879,753

		1,503,532

Retail & Merchandising 1.6%
6,100	Aoyama Trading Co. Ltd. (Japan)	105,546
16,426	Best Buy Co., Inc.	749,025
1,700	Brinker International, Inc.	31,484
4,707	Chico’s FAS, Inc.	70,087
5,300	Circle K Sunkus Co. Ltd. (Japan)	74,903
2,900	Darden Restaurants, Inc.	129,775
6,870	Kohl’s Corp.*	377,781
2,800	Lowe’s Cos., Inc.	75,936
8,717	Nordstrom, Inc.	360,274
25,756	Staples, Inc.	606,039
17,164	Target Corp.	976,117
7,279	Tiffany & Co.	352,886

12,864	TJX Cos., Inc.	596,118
9,410	Walgreen Co.	330,761

		4,836,732

Road & Rail
2,343	Landstar System, Inc.	103,607

Semiconductor Components 0.1%
58,600	ARM Holdings PLC (United Kingdom)	226,022

Semiconductors 0.5%
6,060	Broadcom Corp. (Class A Stock)	209,010
2,000	Checkpoint Systems, Inc.*	45,180
3,077	Cree, Inc.*	225,267
6,108	FormFactor, Inc.*	91,681
7,720	Microchip Technology, Inc.	225,501
12,581	ON Semiconductor Corp.*	99,893
4,510	Rovi Corp.*	175,800
735	Rubicon Technology, Inc.*	19,992
2,825	Skyworks Solutions, Inc.*	47,573
17,100	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	181,089
4,993	Teradyne, Inc.*	61,064
6,225	TriQuint Semiconductor, Inc.*	46,937

		1,428,987

Semiconductors & Semiconductor Equipment 0.3%
30,771	Intel Corp.	702,502
775	Silicon Laboratories, Inc.*	37,471
3,933	Varian Semiconductor Equipment Associates, Inc.*	129,553
1,997	Veeco Instruments, Inc.*	87,848

		957,374

Software 1.9%
6,770	Adobe Systems, Inc.*	227,404
2,822	ANSYS, Inc.*	126,990
10,110	Autodesk, Inc.*	343,841
1,200	Blackboard, Inc.*	51,060
29,605	CA, Inc.	675,290
600	Konami Corp. (Japan)	11,641
8,134	MasterCard, Inc. (Class A Stock)	2,017,557
3,380	MedAssets, Inc.*	77,166
1,555	MICROS Systems, Inc.*	57,784
58,955	Microsoft Corp.	1,800,486
1,339	Quality Systems, Inc.	85,709
1,240	salesforce.com, Inc.*	106,144
1,200	Sybase, Inc.*	52,056
11,515	TIBCO Software, Inc.*	131,271
875	Tyler Technologies, Inc.*	14,910

		5,779,309

Specialty Retail 0.6%
4,395	Aaron’s, Inc.	99,195
15,700	Gap, Inc. (The)	388,261

5,800	Genesco, Inc.*	193,082
1,525	Gymboree Corp.*	74,923
17,594	Home Depot, Inc. (The)	620,189
17,300	Limited Brands, Inc.	463,640

		1,839,290

Steel Producers/Products
2,200	Voestalpine AG (Austria)	81,833

Telecommunications 2.4%
7,980	Amdocs Ltd. (Guernsey)*	254,881
4,910	America Movil SAB de CV (Class L Stock), ADR (Mexico)	252,767
57,200	BT Group PLC (United Kingdom)	110,070
104,657	Cisco Systems, Inc.*	2,817,366
22,809	Corning, Inc.	439,073
6,079	Crown Castle International Corp.*	230,090
21,240	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)	244,260
6,000	France Telecom SA (France)	131,350
26	KDDI Corp. (Japan)	125,360
79,170	M1 Ltd. (Singapore)	122,809
5,000	Nippon Telegraph & Telephone Corp. (Japan)	203,518
10,600	Nokia Oyj (Finland)*	129,591
130	NTT DoCoMo, Inc. (Japan)	202,253
3,010	QUALCOMM, Inc.	116,607
10,598	Rogers Communications, Inc. (Class B Stock)	377,395
1,300	SBA Communications Corp. (Class A Stock)*	45,981
500	Swisscom AG (Switzerland)	169,681
127,800	Telecom Italia SpA (Italy)*	178,677
20,300	Telefonica SA (Spain)	459,496
99,300	Telstra Corp. Ltd. (Australia)	290,938
13,000	Turkcell Iletisim Hizmet A/S (Turkey)	84,259
108,800	Vodafone Group PLC (United Kingdom)	241,086

		7,227,508

Textiles, Apparel & Luxury Goods 0.2%
2,200	Hanesbrands, Inc.*	62,634
5,400	Jones Apparel Group, Inc.	117,504
3,725	Phillips-Van Heusen Corp.	234,712
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	142,841

		557,691

Thrifts & Mortgage Finance
2,500	Washington Federal, Inc.	51,425

Tobacco 0.5%
16,900	Altria Group, Inc.	358,111
10,308	British American Tobacco PLC (United Kingdom)	324,132
14,460	Philip Morris International, Inc.	709,697

		1,391,940

Trading Companies & Distributors
800	Watsco, Inc.	47,376

Transportation 1.3%
		5,770	Canadian National Railway Co. (Canada)	345,303
		3,370	CSX Corp.	188,888
		1,600	East Japan Railway Co. (Japan)	107,030
		3,600	Go-Ahead Group PLC (United Kingdom)	77,772
		11,323	Norfolk Southern Corp.	671,794
		90	Orient Overseas International Ltd. (Bermuda)*	684
		26,000	Sankyu, Inc. (Japan)	118,276
		31,708	Union Pacific Corp.	2,399,027

				3,908,774

Utilities 0.4%
		15,919	American Electric Power Co., Inc.	546,022
		8,800	E.ON AG (Germany)	324,525
		8,272	PG&E Corp.	362,313

				1,232,860

Wireless Telecommunication Services 0.5%
		19,636	American Tower Corp. (Class A Stock)*	801,345
		3,075	Syniverse Holdings, Inc.*	61,746
		26,000	Vodafone Group PLC, ADR (United Kingdom)	577,200

				1,440,291

			TOTAL COMMON STOCKS (cost $158,847,592)	196,544,879

PREFERRED STOCK 0.1%
Financial - Bank & Trust
		7,950	Wells Fargo & Co., Series J, 8.00%, CVT (cost $151,657)	217,830

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 1.0%
			Chase Issuance Trust, Series 2009-A8, Class A8
Aaa		$ 400	0.654%(a), 09/17/12	400,390
			Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A(c)
Aaa	EUR	679	3.00%, 04/20/17	898,703
			SLM Student Loan Trust, Series 2008-9, Class A
Aaa		1,767	1.816%(a), 04/25/23	1,832,816

			TOTAL ASSET-BACKED SECURITIES (cost $3,070,375)	3,131,909

BANK LOANS(a)(c) 0.6%
			Chrysler Financial, Term B
Caa		399	4.26%, 08/03/12	398,323
			Ford Motor Corp., Term B
Ba		228	3.26%, 12/15/13	219,437
Ba		26	3.26%, 12/15/13	25,145
Ba		228	3.31%, 12/15/13	219,437

		International Lease Finance Corp., Term 1
Baa	500	6.75%, 03/17/15	508,750
		TXU Corp., Term B3
B1	677	3.75%, 10/10/14	550,783
B1	7	3.79%, 10/10/14	5,708

		TOTAL BANK LOANS (cost $2,010,604)	1,927,583

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
		Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A
Aaa	345	0.34%(a), 03/15/19	318,321
		Federal National Mortgage Assoc., Series 1998-73, Class MZ
Aaa	294	6.30%, 10/17/38	325,975

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $635,569)	644,296

CONVERTIBLE BOND 0.3%
Oil & Gas
		Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands) (cost $994,538)
Baa2	1,000	1.625%, 12/15/37	981,250

CORPORATE BONDS 8.8%
Automobile Manufacturers
		Daimler Finance North America LLC, Gtd. Notes, MTN
A3	100	5.75%, 09/08/11	105,472

Capital Markets 0.8%
		Goldman Sachs Group, Inc. (The), Sub. Notes
A2	200	6.75%, 10/01/37	193,923
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,300	5.75%, 10/18/16	1,376,058
A2	700	6.00%, 04/28/15	748,016

			2,317,997

Commercial Banks 0.5%
		Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)
Baa1	1,120	10.179%, 06/12/21	1,462,059

Consumer Finance 0.2%
		American Express Co., Sr. Unsec’d. Notes
A3	600	7.00%, 03/19/18	686,045

Diversified Financial Services 1.4%
		Bank of America Corp., Sr. Unsec’d. Notes
A2	1,000	6.00%, 09/01/17	1,038,075
		Citigroup, Inc., Sr. Unsec’d. Notes
A3	2,100	5.50%, 04/11/13	2,217,640
		JPMorgan Chase Bank NA, Sub. Notes
Aa2	900	6.00%, 10/01/17	965,860

			4,221,575

Financial - Bank & Trust 1.8%
			American Express Bank FSB, Sr. Unsec’d. Notes
A2		400	5.50%, 04/16/13	432,359
			American International Group, Inc., Sr. Unsec’d. Notes
A3		1,100	8.25%, 08/15/18	1,173,598
			Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, 144A
Aa3		600	4.375%, 01/12/15	595,803
			Sub. Notes, 144A
Ba1		1,000	12.00%(a), 12/29/49	1,156,747
			Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)
Aaa		2,000	2.80%, 02/10/12	2,056,126

				5,414,633

Financial Services 1.7%
			General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes
Ca		100	8.00%, 11/01/31	96,916
			Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)
NR		500	6.875%, 05/02/18	111,250
			Macquarie Group Ltd., Notes, 144A (Australia)
A2		900	7.625%, 08/13/19	1,033,051
			Merrill Lynch & Co., Inc., Notes, MTN
A2		2,800	6.875%, 04/25/18	3,015,493
			UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3		1,000	1.352%(a), 02/23/12	1,006,351

				5,263,061

Industrial Conglomerates 0.9%
			General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
Aa2		2,200	5.625%, 09/15/17	2,356,101
Aa2		400	5.875%, 01/14/38	395,377
			Sub. Notes, 144A
Aa3	GBP	100	6.50%(a), 09/15/67	141,683

				2,893,161

Lodging 0.3%
			Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A
Baa1		900	5.75%, 08/15/15	926,280

Medical Supplies & Equipment 0.2%
			HCA, Inc., Sec’d. Notes
B2		600	9.25%, 11/15/16	648,750

Paper & Forest Products 0.2%
			Georgia-Pacific LLC, Gtd. Notes, 144A
Ba3		300	7.00%, 01/15/15	312,000
Ba3		400	7.125%, 01/15/17	422,000

				734,000

Real Estate Investment Trust 0.1%
			Nationwide Health Properties, Inc., Sr. Unsec’d. Notes
Baa2		200	6.50%, 07/15/11	206,076

Telecommunications 0.4%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		1,000	7.082%, 06/01/16	1,102,828

Tobacco 0.3%
			Altria Group, Inc., Gtd. Notes
Baa1		800	9.25%, 08/06/19	988,226

			TOTAL CORPORATE BONDS (cost $25,677,746)	26,970,163

FOREIGN GOVERNMENT BONDS 2.3%
			Bundesschatzanweisungen, Bonds (Germany)
AAA(b)	EUR	1,800	1.00%, 03/16/12	2,406,918
Aaa	EUR	2,500	4.00%, 09/10/10	3,370,603
			Canadian Government, Bonds (Canada)
Aaa	CAD	200	1.50%, 03/01/12	195,442
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Baa3	BRL	1,800	12.50%, 01/05/22	1,192,147

			TOTAL FOREIGN GOVERNMENT BONDS (cost $7,098,666)	7,165,110

MUNICIPAL BONDS 1.3%
California 0.6%
			California State Public Works Board Lease Revenue, Revenue Bonds
Aa3		500	7.804%, 03/01/35	526,340
			State of California, General Obligation Unlimited
Baa1		400	5.00%, 06/01/37	394,724
Baa1		800	5.00%, 11/01/37	789,400
Baa1		200	5.00%, 12/01/37	197,338

				1,907,802

Illinois 0.7%
			Chicago Transit Authority, Series A, Revenue Bonds
A1		1,100	6.899%, 12/01/40	1,228,271
			Chicago Transit Authority, Series B, Revenue Bonds
A1		800	6.899%, 12/01/40	904,280

				2,132,551

			TOTAL MUNICIPAL BONDS (cost $3,797,992)	4,040,353

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.7%
			Bank Trust Mortgage Trust, Series 1, Class G
AAA(b)		44	5.70%, 12/01/23	44,094
			Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aa3		175	2.952%(a), 05/25/35	138,595
			Countrywide Alternative Loan Trust,
			Series 2006-HY13, Class 4A1

CCC(b)	518	5.842%(a), 02/25/37	384,255
		Series 2006-OA11, Class A1B
Caa2	512	0.453%(a), 09/25/46	296,042
		Federal Home Loan Mortgage Corp., Series 119, Class H
Aaa	24	7.50%, 01/15/21	27,444
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1
Aaa	111	1.841%(a), 07/25/44	109,281
		Federal National Mortgage Assoc.,
		Series 2000-32, Class FM
Aaa	9	0.71%(a), 10/18/30	8,609
		Series 2006-5, Class 3A2
Aaa	654	2.891%(a), 05/25/35	658,219
		Series 2266, Class F
Aaa	4	0.704%(a), 11/15/30	4,133
		Series 3346, Class FA
Aaa	312	0.484%(a), 02/15/19	312,389
		Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa	23	0.756%(a), 02/16/30	23,003
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(b)	290	2.946%(a), 09/25/35	282,229
		Series 2005-AR7, Class 4A1
B-(b)	603	5.34%(a), 11/25/35	536,616
		Harborview Mortgage Loan Trust,
		Series 2006-5, Class 2A1A
Caa1	545	0.436%(a), 07/19/46	334,191
		Series 2006-12, Class 2A2B
Ca	463	0.506%(a), 01/19/38	160,630
		Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2
Caa3	486	0.45%(a), 04/25/37	120,347
		Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8
Aaa	19	0.333%(a), 08/25/36	18,760
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	619	0.80%(a), 12/25/27	556,829
		Series 2007-HY1, Class 2A3
CCC(b)	491	5.81%(a), 02/25/37	358,629
		Series 2007-HY2, Class 1A1
CCC(b)	517	5.54%(a), 12/25/36	403,189
		Series 2007-OA3, Class 2A1A
B3	523	1.20%(a), 04/25/47	337,113

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,536,479)	5,114,597

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 8.7%
		Federal Home Loan Mortgage Corp.
	142	3.50%(a), 09/01/35	147,631
	148	5.50%, 12/01/36	156,210
	215	6.00%, 04/01/16-09/01/22	232,810
		Federal National Mortgage Assoc.
	183	1.671%(a), 06/01/43	183,405
	191	2.661%(a), 12/01/34	196,577
	994	4.00%, 12/01/39	973,097
	55	4.159%(a), 05/01/36	56,488
	4,777	4.50%, 02/01/23-03/01/40	4,879,424
	78	4.912%(a), 09/01/34	81,705

8,000	5.00%, TBA	8,247,504
4,835	5.50%, 07/01/14-02/01/38	5,104,505
5,402	6.00%, 02/01/36-10/01/37	5,755,385
	Government National Mortgage Assoc.
15	3.125%, 10/20/27-11/20/29	15,340
5	3.625%(a), 09/20/22	5,228
40	4.50%, 08/15/33	40,611
496	6.00%, 08/15/38-10/15/38	532,857
6	8.50%, 05/20/30-04/20/31	7,204

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $26,282,934)	26,615,981

U.S. TREASURY OBLIGATIONS 8.0%
	U.S. Treasury Bonds
2,900	4.25%, 05/15/39	2,769,048
400	4.375%, 02/15/38-11/15/39	390,484
300	6.25%, 08/15/23	366,938
500	7.25%, 08/15/22	659,375
100	7.50%, 11/15/24	136,719
200	8.00%, 11/15/21	276,500
800	8.125%, 08/15/19-05/15/21	1,096,883
400	8.50%, 02/15/20	559,812
300	8.75%, 05/15/20-08/15/20	428,563
	U.S. Treasury Notes
653	1.00%, 07/31/11(f)	656,520
6,300	1.00%, 10/31/11	6,326,580
200	2.50%, 04/30/15	200,734
1,800	2.75%, 02/15/19	1,695,796
2,100	3.00%, 02/28/17(f)	2,089,991
400	3.125%, 04/30/17	400,250
1,500	3.25%, 03/31/17	1,514,062
4,800	3.625%, 02/15/20	4,785,749

	TOTAL U.S. TREASURY OBLIGATIONS (cost $24,366,009)	24,354,004

Units
WARRANT(g)*
Chemicals
2,800	Kingboard Chemical Holdings Ltd., expiring 10/31/12 (Hong Kong) (cost $0)	586

	TOTAL LONG-TERM INVESTMENTS (cost $258,470,161)	297,708,541

Principal Amount (000)#
SHORT-TERM INVESTMENTS 5.0%
U.S. TREASURY OBLIGATION
	U.S. Treasury Bills(l)
$110	0.254%, 08/26/10	109,934

	(cost $109,930)

REPURCHASE AGREEMENT(i) 1.6%
	4,900	Deutsche Bank Securities, Inc., 0.20%, dated 04/30/2010, due 05/03/10 in the amount of $4,900,082 (cost $4,900,000)		4,900,000

Notional Amount (000)#
OPTION PURCHASED(g)*
Call Option
		IBM Corp.,
		expiring 05/22/10, Strike Price $130.00
	3,500	(cost $12,702)		4,620

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.4%
	10,221,525	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,221,525)(h)		10,221,525

		TOTAL SHORT-TERM INVESTMENTS (cost $15,244,157)		15,236,079

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(j)—102.4% (cost $273,714,318)		312,944,620

Notional Amount (000)#			Counterparty
OPTIONS WRITTEN(k)*
Call Options
		10 Year Euro-Bund Futures,
EUR	300	expiring 05/31/10, Strike Price $125.00		(3,156)
		10 Year U.S. Treasury Note Futures,
	$4,100	expiring 05/21/10, Strike Price $119.00		(10,250)
	600	expiring 05/21/10, Strike Price $118.00		(3,656)
		Interest Rate Swap Options,
		Pay a fixed rate of 3.50% and receive a floating rate based on 3-month
	3,800	LIBOR, expiring 06/14/10	Citigroup Global Markets	(18,231)
		Pay a fixed rate of 3.25% and receive a floating rate based on 3-month
	1,900	LIBOR, expiring 08/31/10	Barclays Capital Group	(6,889)
		Pay a fixed rate of 3.50% and receive a floating rate based on 3-month
	1,100	LIBOR, expiring 08/31/10	Morgan Stanley	(9,206)

				(51,388)

Put Options
		5 Year Euro-Bobl Futures,
EUR	49,000	expiring 09/10/10, Strike Price $97.38		(8,881)
		10 Year Euro-Bund Futures,
EUR	300	expiring 05/31/10, Strike Price $120.00		(80)
		10 Year U.S. Treasury Note Futures,
	1,900	expiring 05/21/10, Strike Price $114.00		(594)
	3,500	expiring 05/21/10, Strike Price $115.00		(1,641)
		Interest Rate Swap Options,
		Pay a fixed rate of 10.00% and receive a floating rate based on 3-month
	1,600	LIBOR, expiring 07/10/12	Morgan Stanley	(1,239)

	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
5,700	LIBOR, expiring 06/14/10	Citigroup Global Markets	(1,864)
	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month
1,900	LIBOR, expiring 08/31/10	Barclays Capital Group	(4,194)
	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month
1,900	LIBOR, expiring 08/31/10	Citigroup Global Markets	(4,195)
	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
1,100	LIBOR, expiring 08/31/10	Morgan Stanley	(4,686)

			(27,374)

	TOTAL OPTIONS WRITTEN
	(premiums received $194,222)		(78,762)

Principal Amount (000)#
SECURITIES SOLD SHORT (4.1)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
2,000	4.50%, TBA		(2,016,250)
4,000	5.50%, TBA		(4,208,124)
6,000	6.00%, TBA		(6,405,936)

	TOTAL SECURITIES SOLD SHORT
	(proceeds received $12,634,375)		(12,630,310)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(d)—98.3% (cost $260,885,721)		300,235,548
	Other assets in excess of other liabilities(m)—1.7%		5,056,630

	NET ASSETS —100%		$305,292,178

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
TBA	To Be Announced
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
TWD	New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

†	The ratings reflected are as of April 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security.
(b)	Standard & Poor's rating.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	As of April 30, 2010, 192 securities representing $33,512,042 and 11.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of April 30, 2010.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(j)	The United States federal income tax basis of the Fund’s investments was $288,051,004; accordingly, net unrealized appreciation on investments for federal income tax purposes was $24,893,616 (gross unrealized appreciation $45,892,970; gross unrealized depreciation $20,999,354). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(k)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2010.
(l)	Rate shown is the effective yield at purchase date.
(m)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation(1)
	Long Positions:
101	90 Day Euro Dollar	Jun 10	$24,941,100	$25,131,325	$190,225
18	90 Day Euro Dollar	Sep 10	4,403,250	4,472,550	69,300
30	90 Day Euro EURIBOR	Jun 10	9,806,623	9,905,500	98,877
18	90 Day Euro EURIBOR	Sep 10	5,933,714	5,936,410	2,696
29	90 Day Euro EURIBOR	Dec 10	9,531,396	9,553,115	21,719
10	90 Day Euro EURIBOR	Jun 11	3,271,377	3,285,690	14,313
9	90 Day Euro EURIBOR	Sep 11	2,937,798	2,952,028	14,230
4	10 Year U.S. Treasury Notes	Jun 10	464,875	471,625	6,750

					$418,110

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2010.

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	801	$461,501	$460,808	$(693)
British Pound,
Expiring 06/24/10	Citigroup Global Markets	GBP	189	291,123	289,114	(2,009)
Expiring 06/24/10	Hong Kong & Shanghai Bank	GBP	537	826,540	821,450	(5,090)

Canadian Dollar,
Expiring 05/04/10	UBS Securities	CAD	202	200,855	198,860	(1,995)
Chinese Yuan,
Expiring 06/07/10	Barclays Capital Group	CNY	1,428	212,000	209,677	(2,323)
Expiring 06/07/10	Barclays Capital Group	CNY	1,414	210,000	207,606	(2,394)
Expiring 06/07/10	Citigroup Global Markets	CNY	565	84,000	82,968	(1,032)
Expiring 06/07/10	Citigroup Global Markets	CNY	465	69,000	68,213	(787)
Expiring 06/07/10	Deutsche Bank	CNY	855	127,000	125,552	(1,448)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,609	239,000	236,188	(2,812)
Expiring 06/07/10	JPMorgan Chase	CNY	1,481	220,000	217,427	(2,573)
Expiring 06/07/10	JPMorgan Chase	CNY	923	137,000	135,498	(1,502)
Expiring 11/17/10	Deutsche Bank	CNY	5,504	829,338	816,034	(13,304)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	2,480	374,000	367,723	(6,277)
Expiring 11/23/10	Bank of America	CNY	5,811	873,947	861,773	(12,174)
Expiring 11/23/10	Barclays Capital Group	CNY	404	61,000	59,974	(1,026)
Expiring 01/10/11	JPMorgan Chase	CNY	347	52,000	51,655	(345)
Expiring 04/07/11	JPMorgan Chase	CNY	40	6,000	5,947	(53)
Expiring 04/28/11	Citigroup Global Markets	CNY	205	31,000	30,997	(3)
Expiring 04/28/11	JPMorgan Chase	CNY	251	38,000	38,002	2
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,064	160,000	160,069	69
Expiring 11/04/11	Deutsche Bank	CNY	441	69,000	67,358	(1,642)
Expiring 02/13/12	Barclays Capital Group	CNY	3,295	512,131	509,576	(2,555)
Expiring 02/13/12	Barclays Capital Group	CNY	895	138,833	138,462	(371)
Expiring 02/13/12	Citigroup Global Markets	CNY	2,705	420,875	418,319	(2,556)
Expiring 02/13/12	Citigroup Global Markets	CNY	1,904	295,697	294,427	(1,270)
Expiring 02/13/12	Citigroup Global Markets	CNY	853	132,296	131,922	(374)
Expiring 02/13/12	Deutsche Bank	CNY	848	131,673	131,220	(453)
Expiring 02/13/12	Deutsche Bank	CNY	816	126,631	126,205	(426)
Expiring 02/13/12	JPMorgan Chase	CNY	1,035	161,000	160,147	(853)

Expiring 02/13/12	JPMorgan Chase	CNY	863	133,950	133,499	(451)
Expiring 02/13/12	UBS Securities	CNY	681	105,806	105,384	(422)
Euro,
Expiring 05/24/10	Credit Suisse First Boston Corp.	EUR	323	435,762	430,097	(5,665)
Expiring 05/24/10	Royal Bank of Scotland	EUR	1,698	2,303,685	2,261,007	(42,678)
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	9	2,627	2,798	171
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	954	73,084	77,252	4,168
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	415	32,181	33,134	953
New Taiwanese Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	5,592	179,000	179,459	459
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	5,557	178,000	178,342	342
South Korean Won,
Expiring 11/12/10	Citigroup Global Markets	KRW	58,463	50,000	52,490	2,490
Expiring 11/12/10	Citigroup Global Markets	KRW	58,380	50,000	52,415	2,415
Expiring 11/12/10	Citigroup Global Markets	KRW	58,095	50,000	52,160	2,160
Expiring 11/12/10	Citigroup Global Markets	KRW	57,735	50,000	51,836	1,836
Expiring 11/12/10	Citigroup Global Markets	KRW	23,356	20,000	20,970	970
Expiring 11/12/10	Citigroup Global Markets	KRW	23,180	20,000	20,812	812
Expiring 11/12/10	Deutsche Bank	KRW	46,504	40,000	41,753	1,753
Expiring 11/12/10	Goldman Sachs & Co.	KRW	23,460	20,000	21,063	1,063
Expiring 11/12/10	JPMorgan Chase	KRW	116,545	98,625	104,638	6,013
Expiring 11/12/10	JPMorgan Chase	KRW	103,118	90,000	92,582	2,582
Expiring 11/12/10	JPMorgan Chase	KRW	58,493	50,000	52,516	2,516
Expiring 11/12/10	Morgan Stanley	KRW	103,599	90,000	93,014	3,014
Expiring 11/12/10	UBS Securities	KRW	301,857	266,000	271,017	5,017

				$11,830,160	$11,751,409	$(78,751)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	801	$441,274	$460,418	$(19,144)
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	1,029	569,291	587,738	(18,447)
British Pound,
Expiring 06/24/10	Barclays Capital Group	GBP	972	1,466,748	1,486,869	(20,121)
Canadian Dollar,
Expiring 05/04/10	Deutsche Bank	CAD	202	200,096	198,860	1,236
Expiring 07/07/10	UBS Securities	CAD	202	200,838	198,844	1,994
Chinese Yuan,
Expiring 06/07/10	Bank of America	CNY	5,811	858,834	853,078	5,756
Expiring 06/07/10	Barclays Capital Group	CNY	495	73,000	72,675	325
Expiring 06/07/10	Deutsche Bank	CNY	2,434	359,311	357,378	1,933
Expiring 11/17/10	Barclays Capital Group	CNY	3,295	491,575	488,426	3,149
Expiring 11/17/10	Barclays Capital Group	CNY	1,986	295,697	294,373	1,324
Expiring 11/17/10	Citigroup Global Markets	CNY	2,705	403,904	400,957	2,947
Expiring 11/23/10	Barclays Capital Group	CNY	932	138,833	138,276	557
Expiring 11/23/10	Citigroup Global Markets	CNY	888	132,296	131,748	548
Expiring 11/23/10	Deutsche Bank	CNY	884	131,673	131,128	545
Expiring 11/23/10	Deutsche Bank	CNY	851	126,631	126,163	468
Expiring 11/23/10	JPMorgan Chase	CNY	1,079	161,000	159,951	1,049
Expiring 11/23/10	JPMorgan Chase	CNY	900	133,950	133,435	515
Expiring 11/23/10	UBS Securities	CNY	681	101,321	101,044	277
Euro,
Expiring 05/24/10	UBS Securities	EUR	8,463	11,329,951	11,269,083	60,868
Expiring 07/26/10	State Street Bank	EUR	279	392,539	371,563	20,976
Expiring 07/26/10	State Street Bank	EUR	278	382,172	370,231	11,941
Expiring 07/26/10	State Street Bank	EUR	125	168,904	166,471	2,433
Expiring 07/26/10	State Street Bank	EUR	119	165,051	158,480	6,571

Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	139	3,000	3,052	(52)
Expiring 03/09/11	UBS Securities	INR	473	10,216	10,392	(176)
Japanese Yen,
Expiring 05/17/10	Goldman Sachs & Co.	JPY	25,057	269,260	266,791	2,469
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	7,022	533,101	568,624	(35,523)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	104,109	87,930	93,472	(5,542)
Expiring 11/12/10	Citigroup Global Markets	KRW	101,613	85,876	91,231	(5,355)
Expiring 11/12/10	Royal Bank of Scotland	KRW	101,754	86,064	91,358	(5,294)
Expiring 11/12/10	Royal Bank of Scotland	KRW	76,616	65,000	68,788	(3,788)
Expiring 11/12/10	Royal Bank of Scotland	KRW	76,603	65,000	68,776	(3,776)

				$19,930,336	$19,919,673	$10,663

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2010.

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation (2)
Merrill Lynch & Co. (1)	01/02/12	BRL	4,000,000	10.99%	Brazilian interbank lending rate	$(9,134)	$7,243	$(16,377)
Barclays Capital, Inc.(1)	01/02/14	BRL	2,800,000	11.99%	Brazilian interbank lending rate	(14,822)	881	(15,703)
Goldman Sachs & Co. (1)	01/02/14	BRL	5,900,000	11.96%	Brazilian interbank lending rate	(33,242)	(8,855)	(24,387)

						$(57,198)	$(731)	$(56,467)

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2010.

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Received	Unrealized Depreciation(6)
Credit default swaps on credit indices - Sell Protection (1):
Credit Suisse International	05/25/46	$2,067,362	0.11%	ABX HE AAA 06-2	$(864,371)	$(421,648)	$(442,723)
Morgan Stanley & Co.	12/20/15	530,000	0.46%	Dow Jones CDX IG5 10Y Index	(53,679)	—	(53,679)
Morgan Stanley & Co.	12/20/15	1,900,000	0.46%	Dow Jones CDX IG5 10Y Index	(191,913)	—	(191,913)

					$(1,109,963)	$(421,648)	$(688,315)

Counterparty	Termination Date	Notional Amount# (4)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at April 30, 2010 (5)	Fair Value	Upfront Premiums Received	Unrealized Appreciation(6)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Goldman Sachs & Co.	12/20/10	$400,000	1.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	1.846%	$(1,708)	$(2,426)	$718

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps - Buy Protection (2):
Barclays Capital, Inc.	09/20/11	$100,000	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	$(244)	$—	$(244)
Merrill Lynch & Co.	12/20/11	272,475	0.00%	Dow Jones CDX HY7 Index	89,592	32,982	56,610
Deutsche Bank	06/20/18	1,839,200	1.50%	Dow Jones CDX IG10 10Y Index	(43,575)	(24,543)	(19,032)
Goldman Sachs & Co.	06/20/18	2,226,400	1.50%	Dow Jones CDX IG10 10Y Index	(52,747)	(65,476)	12,729
Morgan Stanley & Co.	06/20/18	5,227,200	1.50%	Dow Jones CDX IG10 10Y Index	(123,843)	(124,150)	307
Deutsche Bank	06/20/13	2,226,400	1.55%	Dow Jones CDX IG10 5Y Index	(47,520)	(5,979)	(41,541)
Morgan Stanley & Co.	12/20/12	700,000	0.14%	Dow Jones CDX IG5 Index	16,796	—	16,796
Morgan Stanley & Co.	12/20/12	2,700,000	0.14%	Dow Jones CDX IG5 Index	64,786	—	64,786
Goldman Sachs & Co.	12/20/17	3,872,000	0.80%	Dow Jones CDX IG9 10Y Index	98,425	26,012	72,413
Morgan Stanley & Co.	12/20/17	4,065,600	0.80%	Dow Jones CDX IG9 10Y Index	103,527	78,950	24,577
Barclays Capital, Inc.	12/20/17	968,000	0.80%	Dow Jones CDX IG9 10Y Index	24,650	10,034	14,616
Merrill Lynch & Co.	12/20/17	1,936,000	0.80%	Dow Jones CDX IG9 10Y Index	49,299	31,556	17,743
Deutsche Bank	03/20/14	300,000	1.25%	Embarq Corp., 7.08%, due 06/01/16	(2,989)	—	(2,989)
Deutsche Bank	03/20/14	200,000	1.27%	Embarq Corp., 7.08%, due 06/01/16	(2,150)	—	(2,150)
Morgan Stanley & Co.	03/20/14	100,000	1.30%	Embarq Corp., 7.08%, due 06/01/16	(1,190)	11	(1,201)
Deutsche Bank	03/20/14	200,000	1.43%	Embarq Corp., 7.08%, due 06/01/16	(3,342)	24	(3,366)
Citigroup, Inc.	06/20/18	900,000	1.00%	Merrill Lynch & Co., 5.00%, due 01/15/15	47,597	37,732	9,865
Deutsche Bank	09/20/11	200,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	314	—	314

					$217,386	$(2,847)	$220,233

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$163,076,931	$33,467,948	$—
Preferred Stock	217,830	—	—
Asset-Backed Securities	—	3,131,909	—
Bank Loans	—	1,927,583	—
Commerical Mortgage-Backed Securities	—	644,296	—
Convertible Bond	—	981,250	—
Corporate Bonds	—	26,970,163	—
Foreign Government Bonds	—	7,165,110	—
Municipal Bonds	—	4,040,353	—
Residential Mortgage-Backed Securities	—	5,070,503	44,094
U.S. Government Mortgage-Backed Obligations	—	26,615,981	—
U.S. Treasury Obligations	—	24,463,938	—
Warrant	—	586	—
Repurchase Agreement	—	4,900,000	—
Option Purchased	—	4,620	—
Affiliated Money Market Mutual Fund	10,221,525	—	—
Options Written	—	(78,762)	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(12,630,310)	—
Other Financial Instruments*
Futures	418,110	—	—
Forward foreign currency exchange contracts	—	(68,088)	—
Interest rate swap agreements	—	(56,467)	—
Credit default swap agreements	—	(467,364)	—

Total	$173,934,396	$126,083,249	$44,094

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2010 and July 31, 2009, the Fund’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Fund.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadvisers, in consultation with Prudential Investments LLC (“PI” or “Manager”), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2. The Prudential Core Taxable Money Market Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 24, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 24, 2010

*	Print the name and title of each signing officer under his or her signature.